As filed with the Securities and Exchange Commission on October 8, 1996



                       Registration No. 2-79285/811-3567


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]


                        POST-EFFECTIVE AMENDMENT NO. 36


                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]


                                AMENDMENT NO. 37


                               THE ARCH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 551-3731

                          W. BRUCE MCCONNEL, III, Esq.
                             Drinker Biddle & Reath
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Jon W. Bilstrom, Esq.
                        Mercantile Bank of St. Louis N.A.
                              One Mercantile Center
                           8th and Washington Streets
                               St. Louis, MO 63101

It is proposed that this filing will become effective (check appropriate box)


[ ]      immediately upon filing pursuant to paragraph (b)

[ ]      on (date) pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a)(1)

[ ]      on (date) pursuant to paragraph (a)(1)

[x]      75 days after filing pursuant to paragraph (a)(2)

[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended November 30, 1995 on January 29, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         THIS POST-EFFECTIVE AMENDMENT IS BEING FILED SOLELY IN ORDER TO REGISTER SHARES OF TWO NEW INVESTMENT PORTFOLIOS, I.E. THE EQUITY INDEX PORTFOLIO AND THE BOND INDEX PORTFOLIO. ACCORDINGLY, THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR THE MONEY MARKET PORTFOLIO, TREASURY MONEY MARKET PORTFOLIO, TAX-EXEMPT MONEY MARKET PORTFOLIO, GROWTH & INCOME EQUITY PORTFOLIO, GOVERNMENT & CORPORATE BOND PORTFOLIO, EMERGING GROWTH PORTFOLIO, U.S. GOVERNMENT SECURITIES PORTFOLIO, BALANCED PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO, MISSOURI TAX-EXEMPT BOND PORTFOLIO, KANSAS TAX-EXEMPT BOND PORTFOLIO, EQUITY INCOME PORTFOLIO, NATIONAL MUNICIPAL BOND PORTFOLIO AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO ARE NOT INCLUDED IN THIS FILING.

                              CROSS REFERENCE SHEET
                                 (Trust Shares)

                         The ARCH Equity Index Portfolio
                          The ARCH Bond Index Portfolio



Form N-1A Part A Item                                                           Prospectus Caption
---------------------                                                           ------------------

1.       Cover Page....................................................         Cover Page

2.       Synopsis......................................................         Expense Summary
                                                                                for Trust Shares

3.       Condensed Financial
           Information.................................................         Certain Financial
                                                                                Information; Yields
                                                                                and Total Returns

4.       General Description
           of Registrant...............................................         Highlights; Investment
                                                                                Objectives, Policies
                                                                                and Risk Considerations;
                                                                                Investment Limitations;
                                                                                Other Information Concerning
                                                                                the Fund and Its Shares

5.       Management of the Fund........................................         Management of the Fund

5A.      Management's Discussion of
           Fund Performance............................................         Inapplicable

6.       Capital Stock and
           Other Securities............................................         How to Purchase and
                                                                                Redeem Shares; Dividends
                                                                                and Distributions;
                                                                                Taxes; Other Information
                                                                                Concerning the Fund
                                                                                and Its Shares

7.       Purchase of Securities
           Being Offered...............................................         How to Purchase and
                                                                                Redeem Shares

8.       Redemption or Repurchase......................................         How to Purchase and
                                                                                Redeem Shares

9.       Pending Legal Proceedings.....................................         Inapplicable



                             THE ARCH FUND(R), INC.

                        THE ARCH EQUITY INDEX PORTFOLIO
                         THE ARCH BOND INDEX PORTFOLIO

                                  TRUST SHARES

For information, write:                 Or call your investment
P.O. Box 78069                          representative or
St. Louis, Missouri 63178               the ARCH Funds' Service Center
                                        at 1-800-551-3731

     The ARCH Fund, Inc. is an open-end management investment company authorized to issue Shares in seventeen investment portfolios. This Prospectus describes the Trust Shares of the ARCH EQUITY INDEX and BOND INDEX PORTFOLIOS. Trust Shares are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts.

     The Portfolios use a strategy called "indexing", which means that they seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of particular sets of securities or market segments. The Portfolios' market segments are:

     THE ARCH EQUITY INDEX PORTFOLIO - U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

     THE ARCH BOND INDEX PORTFOLIO - U.S. Government, mortgage-backed, asset-backed, and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate").

     Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank of St. Louis National Association ("Mercantile"), acts as investment adviser for the Portfolios; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

     This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated __________, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-551-3731.

     Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including possible loss of principal.

                             ______________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ______________, 1996

                                   HIGHLIGHTS

     The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in seventeen investment portfolios. This Prospectus relates to two of those portfolios: the ARCH EQUITY INDEX and BOND INDEX PORTFOLIOS (the "Portfolios"). In addition, the Fund offers investment opportunities in the ARCH Money Market, Treasury Money Market, Tax-Exempt Money Market, Growth & Income Equity, Equity Income, Emerging Growth, International Equity, Balanced, Government & Corporate Bond, Short-Intermediate Corporate Bond, U.S. Government Securities, Short-Intermediate Municipal, National Municipal Bond, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios, which are described in separate Prospectuses. Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as Adviser, Mercantile as Custodian, BISYS Fund Services Ohio, Inc. as Administrator, and BISYS Fund Services as sponsor and Distributor. (For information on expenses, fee waivers and services, see "Certain Financial Information" and "Management of the Fund.")

     The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their respective investment objectives.

     The Equity Index Portfolio is designed for investors who are willing to accept the risks associated with an investment in equity securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the S&P 500.

     The Bond Index Portfolio is designed for investors who are willing to accept the risks associated with an investment in fixed income securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed, and corporate debt securities, as represented by the Lehman Aggregate.

     Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in options and futures and index-based depository receipts, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the absence of a secondary market for a particular variable or floating rate instrument could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. Default by a counterparty to a repurchase agreement or securities lending transaction could expose a Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by a Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. There is no assurance that a liquid market will exist for a particular futures contract at any particular time. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies".

     The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the availability of a family of seventeen mutual funds should your investment goals change.

     This Prospectus describes the Trust Shares of the Portfolios. For information on purchasing, exchanging or redeeming Trust Shares of these Portfolios, please see "How to Purchase and Redeem Shares" below.

                         CERTAIN FINANCIAL INFORMATION

     Shares of each Portfolio have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. (See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Administrative Services Plan" and "Management of the Fund -- Custodian and Transfer Agent" below.) As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares and Investor A Shares in a Portfolio can be expected, at any given time, to be different.

                              EXPENSE SUMMARY FOR
                                  TRUST SHARES


                                              EQUITY                    BOND
                                              INDEX                     INDEX
                                            PORTFOLIO                  PORTFOLIO
                                            ---------                  ---------
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net
   of fee waivers)1 . . . . . . .              0.00%                     0.00%
 12b-1 Fees . . . . . . . . . . .              0.00%                     0.00%
 Other Expenses (including
   administration fees,
   administrative services fees
   and other expenses) (net
   of fee waivers and expense
   reimbursements)2,3 . . . . . .               .29%                      .29%
                                                ----                      ----
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of fee waivers
   and expense reimbursements)3 .               .29%                      .29%
                                                ====                      ====

____________________

1 Without fee waivers, advisory fees for each Portfolio would be .30%.

2 Without fee waivers, administration fees for each Portfolio would be .20%.

3 Without fee waivers and expense reimbursements, Other Expenses for each Portfolio would be .39% and Total Portfolio Operating Expenses for each Portfolio would be .69%.

EXAMPLE                                                   1 YEAR                    3 YEARS
                                                          ------                    -------
You would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return
 and (2) redemption at the end of
 each period:

 Equity Index Portfolio . . . . . . . . . . . .           $3                         $9

 Bond Index Portfolio . . . . . . . . . . . . .           $3                         $9

__________________________


         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIOS ARE NEW AND ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolios will be contained in the Fund's future Annual Reports to Shareholders, which may be obtained without charge when they become available by contacting the Fund at the address or telephone number provided on the cover page of this Prospectus.

The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's Trust Shares will bear directly or indirectly. The tables reflect the expenses which each Portfolio expects to incur during the next twelve months on its Trust Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The tables and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

         The Fund offers you two indexed investment options:

         The Equity Index Portfolio seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the S&P 500.

         The Bond Index Portfolio seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Aggregate.

         The investment objective of a Portfolio (other than the fundamental investment policies described below under "Investment Limitations") may be changed by the Fund's Board of Directors without shareholder approval.
However, shareholders will be given at least 30 day's written notice before any such change occurs. Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so.

THE INDEXING APPROACH

         The Equity Index and Bond Index Portfolios are not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, these Portfolios seek to approximate the investment performance of their respective market segments, as represented by their respective indexes, through the use of sophisticated computer models to determine which stocks or bonds should be purchased or sold, while keeping transaction and administrative costs to a minimum. Under normal market and economic conditions, each Portfolio will invest at least 65% of its total assets in securities listed in that portfolio's respective index. The Adviser generally selects securities for each Portfolio on the basis of their weightings in the respective indexes. A Portfolio will only purchase a security that is included in its respective index at the time of such purchase. With respect to the remaining portion of its net assets, each Portfolio has the ability to hold temporary cash balances which may be invested in U.S.
Government obligations and money market investments. If appropriate, each Portfolio may use options, futures contracts and depository receipts to increase efficiency. Each Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.

         While there can be no guarantee that each Portfolio's investment results will precisely match the results of its corresponding index, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolios and their respective indexes. A perfect correlation would be achieved when a Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Portfolio's ability to correlate its performance with its respective index, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which Standard & Poor's Ratings Group ("S&P") or Lehman Brothers ("Lehman") calculate their respective indexes, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolios in relation to their indexes under the supervision of the Board of Directors.

         THE INCLUSION OF A SECURITY IN EITHER OF THE PORTFOLIOS' INDEXES IN NO WAY IMPLIES AN OPINION BY S&P OR LEHMAN AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P AND LEHMAN ARE NOT SPONSORS OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIOS.

         The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Portfolio will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of a Portfolio and that of its respective index, may cause the return of a Portfolio to be lower than the return of its respective index. The Portfolios may invest in less than all of the securities included in their respective indexes, which may result in a return that does not correspond with that of the indexes, after taking expenses into account.

THE EQUITY INDEX PORTFOLIO

         The S&P 500 is composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). S&P chooses the stocks for the S&P 500 on a statistical basis. As of December 31, 1995 the stocks in the S&P 500 have an average market capitalization of $___ billion and account for approximately __% of the total market value of all U.S. common stocks. Normally, the Equity Index Portfolio will hold all 500 stocks in the S&P 500 and will hold each stock in approximately the same percentage as that stock represents in the S&P 500. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P 500 is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.

THE BOND INDEX PORTFOLIO

         The Lehman Aggregate is composed of U.S. Government, mortgage-backed, asset-backed, and non-convertible corporate debt securities that meet the following criteria: the securities have at least $100 million par amount outstanding; the securities are rated investment grade (at least Baa or BBB) by Moody's Investors Service, Inc. ("Moody's") or S&P (if not rated by Moody's); have at least one year until maturity; and have coupons with fixed rates. The Lehman Aggregate excludes collateralized mortgage obligations ("CMOs"), adjustable rate mortgages, manufactured homes, non-agency bonds, buydowns, graduated equity mortgages, project loans and non-conforming (i.e., "jumbo") mortgages. As of December 31, 1995, over ____ issues were included in the Lehman Aggregate, representing $____ in market value. U.S. Treasury and agency securities represented ____% of the total market value, asset-backed and mortgage-backed securities represented ____% of the total market value, with corporate debt securities representing the balance of ____%. The average maturity of the Lehman Aggregate was ____ years. The Adviser believes that the Lehman Aggregate is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to investors, and it is widely accepted as a reference for bonds and other fixed income investments.

         Because of the large number of issues included in the Lehman Aggregate, the Portfolio cannot invest in all such issues. Instead, the Portfolio will hold a representative sample of the securities in the Lehman Aggregate, selecting one or two issues to represent an entire "class" or type of securities in the Lehman Aggregate. At a minimum, the Portfolio seeks to hold securities which reflect the major asset classes in the Lehman Aggregate - U.S. Treasury and agency issues, mortgage-backed securities, asset-backed securities and non-convertible corporate debt securities. As the Portfolio's assets increase, these classes will be further delineated along the lines of sector, term-to- maturity, coupon and credit ratings. This sampling technique is expected to be an effective means of substantially duplicating the price and performance provided by the securities comprising the Lehman Aggregate.

         Securities rated Baa by Moody's or BBB by S&P have speculative characteristics even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

OTHER APPLICABLE POLICIES

         U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the

United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         MONEY MARKET INSTRUMENTS. Under certain circumstances described above, each Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolios in commercial paper will consist of issues that are rated at the time of purchase in one of the two highest rating categories assigned by S&P, Moody's or another nationally recognized statistical rating organization (each a "Rating Agency") or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks, having total assets at the time of purchase in excess of $1 billion. Although the Portfolios may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of a particular Portfolio's total assets at the time of purchase.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, the Portfolios may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). A Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolios presently do not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolios have the authority to do so subject to their limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Subject to their respective investment policies and limitations, the Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, each Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash or marketable securities. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when marketable securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, each Portfolio is currently limiting its securities lending to 33-1/3% of its aggregate net assets. Loans are subject to termination by a Portfolio or the borrower at any time.

         OPTIONS. The Portfolios may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of their respective net assets. Such options may relate to particular securities or to various stock or bond indexes.
Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.

         The Portfolios may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

         The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of either Portfolio. (For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information.)

         FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolios may invest in futures contracts and options on futures contracts. Such transactions, including stock or bond index futures contracts, or options thereon, can be used to simulate full investment in the S&P 500 or Lehman Aggregate while retaining a cash balance for Portfolio management purposes, or act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bonds in the index is contemplated. Similarly, it may be in the best interest of the Bond Index Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.

         The purchase and sale of futures contracts or related options will not be a primary investment technique of either Portfolio. Neither Portfolio will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. (For a more detailed description of futures contracts and related options, see the Statement of Additional Information.)

         ASSET-BACKED SECURITIES. The Bond Index Portfolio may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are included in the Lehman Aggregate and which are issued by entities such as the GNMA, FNMA, FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks. To the extent that the Portfolio invests in asset-backed securities issued by companies that are investment companies under the 1940 Act, such acquisitions will be subject to the percentage limitations prescribed by the 1940 Act. (See "Other Applicable Policies -- Securities of Other Investment Companies" below.)

         Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Bond Index Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may also decline or may not increase as much as that of other fixed income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and the repossession of automobiles and other personal property upon the default of the debtor may be difficult or impracticable in some cases.

         DEPOSITORY RECEIPTS. Each Portfolio may invest in receipts that are issued by banks or brokerage firms and are created by depositing securities listed in the respective index into a special account at a custodian bank. The custodian holds such securities for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The Portfolios may invest in index-based depository receipts in lieu of investment in the actual securities that are listed on the index.

         VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to its investment policies, each Portfolio may invest in securities issued by other investment companies which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which a Portfolio may invest may impose distribution fees as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. (See the Statement of Additional Information under "Investment Objectives and Policies -- Securities of Other Investment Companies.")

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. Neither Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         ILLIQUID SECURITIES. A Portfolio will not knowingly invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Fund's Board of Directors, determines that a liquid market exists). The Adviser expects that less than 5% of each Portfolio's net assets will be invested in Rule 144A securities during the current year.

         INVESTMENT RISKS AND OTHER CONSIDERATIONS. A Portfolio's ability to correlate its performance with an index may be affected by, among other things, changes in the securities markets, the manner in which the index is calculated and the timing of purchases and redemptions of the Portfolio's shares. The Fund expects the investments of each Portfolio to decline in value whenever the market, as represented by the securities in its index, declines. The Equity Index Portfolio should exhibit price volatility similar to that of the S&P 500. It is impossible to eliminate risk from investments in common stocks. The average annual total return of the U.S. stock market, as measured by Ibbotson Associates, from 1926 to 1995 was _____%. Returns in individual calendar years ranged from a low of -43.3% (in 1931) to a high of 53.9% (in 1933). You should consider your investment in the Equity Index Portfolio to be long-term. This Portfolio is not designed to provide you with a means to speculate on short-term movements in the stock market.

         The Bond Index Portfolio should exhibit price and yield volatility similar to that of the Lehman Aggregate. Generally, the market value of fixed income securities can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities, such as the Bond Index Portfolio, will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. In addition, during periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities.
Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

         PORTFOLIO TRANSACTIONS. All orders for transactions in securities or options on behalf of the Portfolios are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

                             INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

         A Portfolio may not:

                 1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

                 2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, however, (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

                 3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and may enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by the Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

                 4. Make loans, except that each Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and enter into repurchase agreements.

                 5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of a Portfolio's securities will not constitute a violation of such limitation.

         In order to permit the sale of a Portfolio's Shares in certain states, each Portfolio may make commitments more restrictive than the investment policies and limitations described above. Should the Adviser determine that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of its Shares in the state involved.


                               PRICING OF SHARES

         The Portfolios' respective net asset values per Share are determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each weekday, with the exception of those holidays on which the New York Stock Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. (For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.)

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.


                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Trust Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on their own behalf or on behalf of their qualified fiduciary accounts, employee benefit, retirement plan or other such qualified accounts. Trust Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Trust Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

         Financial institutions placing orders directly or on behalf of their customers should contact the Fund at 1-800-551-3731. Investors may also call the Fund for information on how to purchase Shares.

         All shareholders of record will receive confirmations of Share purchases, exchanges and redemptions in the mail. If Shares are held in the name of banks or other financial institutions, such institution is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

         If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Trust Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGE PRIVILEGE

         The exchange privilege enables shareholders to exchange Trust Shares of a Portfolio for Trust Shares of another Portfolio offered by the Fund or, under certain circumstances described below, for Investor A Shares of the same
Portfolio.   Exchanges for Trust Shares in another Portfolio are effected without payment of any exchange or sales charges. In addition, Trust Shares of a Portfolio may be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks. The exchanges are made without a sales charge at the net asset value of the respective share class.

         The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such exchange request to the Fund. (See "Other Exchange or Redemption Information" below.) An investor should consult the financial institution or the Distributor for further information regarding procedures for exchanging Shares.

         In addition to the Portfolios described in this Prospectus, the Fund currently offers Trust Shares in the following Portfolios:

         o  The ARCH Money Market Portfolio
         o  The ARCH Treasury Money Market Portfolio
         o  The ARCH Tax-Exempt Money Market Portfolio
         o  The ARCH Growth & Income Equity Portfolio
         o  The ARCH Equity Income Portfolio*
         o  The ARCH Emerging Growth Portfolio
         o  The ARCH International Equity Portfolio
         o  The ARCH Balanced Portfolio
         o  The ARCH Government & Corporate Bond Portfolio
         o  The ARCH Short-Intermediate Corporate Bond Portfoli*
         o  The ARCH U.S. Government Securities Portfolio
         o  The ARCH National Municipal Bond Portfolio
         o  The ARCH Kansas Tax-Exempt Bond Portfolio*
         o  The ARCH Missouri Tax-Exempt Bond Portfolio
         o  The ARCH Short-Intermediate Municipal Portfolio


__________________________________

*        Expected to commence operations in 1997.

         For information concerning these Portfolios, please call
1-800-551-3731. Shareholders exercising the exchange privilege with any of the other Portfolios in the Fund should request and review the Portfolio's Prospectus carefully prior to making an exchange.

REDEMPTION OF SHARES

         Redemption orders should be placed, in writing or by phone, with or through the same financial institution that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Trust Shares of the Portfolios with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

         The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

         Neither the Fund nor its service providers will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available.

OTHER EXCHANGE OR REDEMPTION INFORMATION

         During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between financial institutions and their investors.


                            YIELDS AND TOTAL RETURNS

         Yield and total return quotations are computed separately for Trust Shares, Institutional Shares and Investor A Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below and in the Statement of Additional Information.

         From time to time, performance information such as total return and yield data for the Portfolios' Trust Shares may be quoted in advertisements or in communications to shareholders. The yield of a Portfolio is computed based on the net income of such Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the net asset value per Share on the last day of the period and annualizing the result.

         The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to such Shares reflect the average annual percentage change in value of an investment in such Shares of the particular Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the Portfolio's Trust Shares. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

         Performance data of the Portfolios' Trust Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by S&P, Lehman Brothers, or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by a bank or other financial institution (as described in "Management of The Fund -- Service Organizations" below) or other institutions will not be included in the calculations of a Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-4015 to obtain current yield and total return information.

                          DIVIDENDS AND DISTRIBUTIONS

THE EQUITY INDEX PORTFOLIO

         Net investment income for the Equity Index Portfolio is declared and paid monthly as a dividend to shareholders of record. Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares".)


THE BOND INDEX PORTFOLIO

         Dividends from net investment income of the Bond Index Portfolio are declared daily and paid monthly not later than five Business Days after the end of each month. Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of such Portfolios are determined in the same manner and are paid in the same amounts irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares".)

OTHER DIVIDEND AND DISTRIBUTION INFORMATION

         Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                     TAXES

FEDERAL TAXES

         Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the current taxable year. It is intended that each Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Portfolios to distribute as dividends substantially all of their respective investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Equity Index Portfolio, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

         Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

         An investor considering purchasing Shares of a Portfolio on or just before the record date of any capital gains distribution (or in the case of the Equity Index Portfolio, the record date of any dividend or capital gains distribution) should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

         Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

         The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

         Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of June 30, 1996, MVA had approximately $7.3 billion in assets under investment management, including the Fund's assets, which were approximately $2.3 billion. MVA also serves as investment adviser to each of the Fund's other Portfolios.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rates of .30% and .30% of the average daily net assets of the Equity Index and Bond Index Portfolios, respectively.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR

         BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator. The Administrator also serves as the administrator to each of the Fund's other Portfolios.

         The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolios' arrangements with Service Organizations under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of each Portfolio's average daily net assets.

         From time to time, the Administrator may voluntarily waive all or a portion of the fees otherwise payable by a Portfolio in order to increase the net income available for distribution to shareholders.

DISTRIBUTOR

         Trust Shares of each Portfolio are sold continuously by the Distributor, BISYS Fund Services ("BISYS"), an affiliate of the Administrator. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other Portfolios.

ADMINISTRATIVE SERVICES PLAN

         The Fund has adopted an Administrative Services Plan with respect to the Trust Shares of the Portfolios. Pursuant to the Administrative Services Plan, Trust Shares are sold to banks and other financial institutions (which may include Mercantile or its affiliated or correspondent banks) acting on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations") which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Trust Shares bear their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .30% of the average daily net assets of a Portfolio's Trust Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

         The servicing agreements adopted under the Administrative Services Plan (collectively, the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Trust Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

          The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT

         Mercantile Bank of St. Louis National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plan (as described below under "Other Information Concerning the Fund and its Shares"). Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under Federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all the Fund's Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. (See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.)

                          OTHER INFORMATION CONCERNING
                            THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized on September 9, 1982 as a Maryland corporation and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which is classified as a diversified company under the 1940
Act: 25 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Equity Index Portfolio; and 25 million Trust Shares, 25 million Institutional shares and 25 million Investor A Shares, representing interests in the Bond Index Portfolio. Institutional and Investor A Shares of these Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Portfolios will be issued without Share certificates.

         The Trust Shares of the Portfolios are described in this Prospectus. The Portfolios also offer Institutional Shares and Investor A Shares. Institutional Shares, which are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion, are sold without a sales charge. Investor A Shares of the Portfolios are sold with a maximum 2.5% front-end sales charge. Investor A Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Trust, Institutional and Investor A Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under a Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares bear all payments under a Portfolio's Distribution and Services Plan adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.

         Payments under the Administrative Services Plan for Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Institutional Shares. Payments under the Administrative Services Plan may not exceed .30% (on an annual basis) of the average daily net asset value of a Portfolio's outstanding Institutional Shares. Payments under the Distribution and Services Plan for

Investor A Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and
(ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed .30% (on an annual basis) of the average daily net asset value of Investor A Shares of a Portfolio. Distribution payments made under the Distribution and Services Plan are subject to the requirements of Rule 12b-1 under the 1940 Act.

         The Fund offers various services and privileges in connection with Investor A Shares of the Portfolios that are not offered in connection with its Trust Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.

         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

         Shares of the Fund's Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio (irrespective of class), or (b) 67% or more of the Shares of such Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of such Portfolio are represented at the meeting in person or by proxy.

         As of __________, 1996, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

         For information with respect to Trust Shares of the Fund's other investment portfolios, call the Fund at 1-800-551-3731.

NO PERSON HAS BEEN AUTHORIZED
TO GIVE ANY INFORMATION OR TO MAKE
ANY REPRESENTATIONS NOT CONTAINED                       THE ARCH
IN THIS PROSPECTUS, OR IN THE                           FUND(R), INC.
PORTFOLIOS' STATEMENT OF ADDITIONAL
INFORMATION INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS AND,
IF GIVEN OR MADE, SUCH INFORMATION
OR REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE
PORTFOLIOS, THE FUND, OR THE DISTRIBUTOR.               EQUITY INDEX
THIS PROSPECTUS DOES NOT CONSTITUTE                     PORTFOLIO
AN OFFERING BY THE PORTFOLIOS,
THE FUND OR THE DISTRIBUTOR IN ANY                      BOND INDEX
JURISDICTION IN WHICH SUCH OFFERING                     PORTFOLIO
MAY NOT LAWFULLY BE MADE.

                                                        TRUST SHARES
       ___________________


       TABLE OF CONTENTS

                                      PAGE

Highlights  . . . . . . . . . . .
Certain Financial
  Information . . . . . . . . . .
Expense Summary for
  Trust Shares  . . . . . . . . .
Investment Objectives, Policies
  and Risk Considerations . . . .
Investment Limitations  . . . . .
Pricing of Shares . . . . . . . .
How to Purchase and                         [OLD LOGO]
  Redeem Shares . . . . . . . . .
         Purchase of Shares . . .
         Exchange Privileges  . .
         Redemption of Shares . .
         Other Exchange or
           Redemption
           Information  . . . . .
Yields and Total Returns  . . . .
Dividends and Distributions . . .          PROSPECTUS
Taxes . . . . . . . . . . . . . .        ________, 1996
Management of the Fund  . . . . .
Other Information
  Concerning the Fund
  and its Shares  . . . . . . . .
         Miscellaneous  . . . . .

                                         PAGE


     Investment Adviser:
Mississippi Valley Advisors Inc.
  a wholly-owned subsidiary of
    Mercantile Bank of
St. Louis National Association


Distributor:  BISYS Fund Services

                              CROSS REFERENCE SHEET
                             (Institutional Shares)

                         The ARCH Equity Index Portfolio
                          The ARCH Bond Index Portfolio



Form N-1A Part A Item                                                       Prospectus Caption
---------------------                                                       ------------------

1.       Cover Page....................................................         Cover Page

2.       Synopsis......................................................         Expense Summary
                                                                                for Institutional Shares

3.       Condensed Financial
           Information.................................................         Certain Financial
                                                                                Information; Yields and
                                                                                Total Returns

4.       General Description
           of Registrant...............................................         Highlights; Investment
                                                                                Objectives, Policies and
                                                                                Risk Considerations;
                                                                                Other Information Concerning
                                                                                the Fund and Its Shares

5.       Management of the Fund........................................         Management of the Fund

5A.      Management's Discussion of
           Fund Performance............................................         Inapplicable

6.       Capital Stock and
           Other Securities............................................         How to Purchase and
                                                                                Redeem Shares; Dividends
                                                                                and Distributions;
                                                                                Taxes; Other Information
                                                                                Concerning the Fund
                                                                                and Its Shares

7.       Purchase of Securities
           Being Offered...............................................         How to Purchase and
                                                                                Redeem Shares

8.       Redemption or Repurchase......................................         How to Purchase and
                                                                                Redeem Shares

9.       Pending Legal Proceedings.....................................         Inapplicable



                             THE ARCH FUND(R), INC.

                        THE ARCH EQUITY INDEX PORTFOLIO
                         THE ARCH BOND INDEX PORTFOLIO

                              INSTITUTIONAL SHARES

For information, write:                         Or call your investment
P.O. Box 78069                                  representative or
St. Louis, Missouri 63178                       the ARCH Funds' Service Center
                                                at 1-800-551-3731

     The ARCH Fund, Inc. is an open-end management investment company authorized to issue Shares in seventeen investment portfolios. This Prospectus describes the Institutional Shares of the ARCH EQUITY INDEX and BOND INDEX PORTFOLIOS. Institutional Shares are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion.

     The Portfolios use a strategy called "indexing", which means that they seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of particular sets of securities or market segments. The Portfolios' market segments are:

     THE ARCH EQUITY INDEX PORTFOLIO - U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

     THE ARCH BOND INDEX PORTFOLIO - U.S. Government, mortgage-backed, asset-backed, and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate").

     Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank of St. Louis National Association ("Mercantile"), acts as investment adviser for the Portfolios; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

     This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated __________, 1996, has been filed with the Securities and

Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-551-3731.

     Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including possible loss of principal.

                             ______________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ______________, 1996

                               HIGHLIGHTS

     The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in seventeen investment portfolios. This Prospectus relates to two of those portfolios: the ARCH EQUITY INDEX and BOND INDEX PORTFOLIOS (the "Portfolios"). In addition, the Fund offers investment opportunities in the ARCH Money Market, Treasury Money Market, Tax-Exempt Money Market, Growth & Income Equity, Equity Income, Emerging Growth, International Equity, Balanced, Government & Corporate Bond, Short-Intermediate Corporate Bond, U.S. Government Securities, Short-Intermediate Municipal, National Municipal Bond, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios, which are described in separate Prospectuses. Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as Adviser, Mercantile as Custodian, BISYS Fund Services Ohio, Inc. as Administrator, and BISYS Fund Services as sponsor and Distributor. (For information on expenses, fee waivers and services, see "Certain Financial Information" and "Management of the Fund.")

     The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their respective investment objectives.

     The Equity Index Portfolio is designed for investors who are willing to accept the risks associated with an investment in equity securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the S&P 500.

     The Bond Index Portfolio is designed for investors who are willing to accept the risks associated with an investment in fixed income securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed, and corporate debt securities, as represented by the Lehman Aggregate.

     Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in options and futures and index-based depository receipts, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the absence of a secondary market for a particular variable or floating rate instrument could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. Default by a counterparty to a repurchase agreement or securities lending transaction could expose a Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by a Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. There is no assurance that a liquid market will exist for a particular futures contract at any particular time. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies".

     The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the availability of a family of seventeen mutual funds should your investment goals change.

     This Prospectus describes the Institutional Shares of the Portfolios. For information on purchasing, exchanging or redeeming Institutional Shares of these Portfolios, please see "How to Purchase and Redeem Shares" below.

                         CERTAIN FINANCIAL INFORMATION

     Shares of each Portfolio have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. (See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Administrative Services Plan" and "Management of the Fund -- Custodian and Transfer Agent" below.) As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares and Investor A Shares in a Portfolio can be expected, at any given time, to be different.

                              EXPENSE SUMMARY FOR
                              INSTITUTIONAL SHARES

                                              EQUITY           BOND
                                              INDEX            INDEX
                                            PORTFOLIO         PORTFOLIO
                                            ---------         ---------
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net
   of fee waivers)1 . . . . . . .              0.00%            0.00%

12b-1 Fees  . . . . . . . . . . .              0.00%            0.00%

 Other Expenses (including
   administration fees,
   administrative services fees
   and other expenses) (net
   of fee waivers and expense
   reimbursements)2,3 . . . . . .               .59%             .59%
                                               ====             ====
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of fee waivers
   and expense reimbursements)3 .               .59%             .59%
                                               ====             ====
____________________

1        Without fee waivers, advisory fees for each Portfolio would be .30%.

2 Without fee waivers, administration fees for each Portfolio would be .20%.

3 Without fee waivers and expense reimbursements, Other Expenses for each Portfolio would be .69% and Total Portfolio Operating Expenses for each Portfolio would be .99%.

EXAMPLE                                       1 YEAR         3 YEARS
-------                                       ------         -------
You would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return
 and (2) redemption at the end of
 each period:

Equity Index Portfolio . . . . . . . .           $6            $19

Bond Index Portfolio . . . . . . . . .           $6            $19
_________________



         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIOS ARE NEW AND ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolios will be contained in the Fund's future Annual Reports to Shareholders, which may be obtained without charge when they become available by contacting the Fund at the address or telephone number provided on the cover page of this Prospectus.

         The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's Institutional Shares will bear directly or indirectly. The tables reflect the expenses which each Portfolio expects to incur during the next twelve months on its Institutional Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The tables and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

         The Fund offers you two indexed investment options:

         The Equity Index Portfolio seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the S&P 500.

         The Bond Index Portfolio seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgaged-backed, asset-backed and corporate debt securities as represented by the Lehman Aggregate.

         The investment objective of a Portfolio (other than the fundamental investment policies described below under "Investment Limitations") may be changed by the Fund's Board of Directors without shareholder approval.
However, shareholders will be given at least 30 days' written notice before any such change occurs. Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so.

THE INDEXING APPROACH

         The Equity Index and Bond Index Portfolios are not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, these Portfolios seek to approximate the investment performance of their respective market segments, as represented by their respective indexes, through the use of sophisticated computer models to determine which stocks or bonds should be purchased or sold, while keeping transaction and administrative costs to a minimum. Under normal market and economic conditions, each Portfolio will invest at least 65% of its total assets in securities listed on that Portfolio's respective index. The Adviser generally selects securities for each Portfolio on the basis of their weightings in the respective indexes. A Portfolio will only purchase a security that is included in its respective index at the time of such purchase. With respect to the remaining portion of its net assets, each Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market investments. If appropriate, each Portfolio may use options, futures contracts and depository receipts to increase efficiency. Each Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.


         While there can be no guarantee that each Portfolio's investment results will precisely match the results of its corresponding index, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolios and their respective indexes. A perfect correlation would be achieved when a Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Portfolio's ability to correlate its performance with its respective index, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which Standard & Poor's Ratings Group ("S&P") or Lehman Brothers ("Lehman") calculate their respective indexes, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolios in relation to their indexes under the supervision of the Board of Directors.

         THE INCLUSION OF A SECURITY IN EITHER OF THE PORTFOLIOS' INDEXES IN NO WAY IMPLIES AN OPINION BY S&P OR LEHMAN AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P AND LEHMAN ARE NOT SPONSORS OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIOS.

         The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Portfolio will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of a Portfolio and that of its respective index, may cause the return of a Portfolio to be lower than the return of its respective index. The Portfolios may invest in less than all of the securities included in their respective indexes, which may result in a return that does not correspond with that of the indexes, after taking expenses into account.

THE EQUITY INDEX PORTFOLIO

         The S&P 500 is composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). S&P chooses the stocks for the S&P 500 on a statistical basis. As of December 31, 1995 the stocks in the S&P 500 have an average market capitalization of $____ billion and account for approximately ___% of the total market value of all U.S. common stocks. Normally, the Equity Index Portfolio will hold all 500 stocks in the S&P 500 and will hold each stock in approximately the same percentage as that stock represents in the S&P 500. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P 500 is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.

THE BOND INDEX PORTFOLIO

         The Lehman Aggregate is composed of U.S. Government, mortgage-backed, asset-backed, and non-convertible corporate debt securities that meet the following criteria: the securities have at least $100 million par amount outstanding; the securities are rated investment grade (at least Baa or BBB) by Moody's Investors Service, Inc. ("Moody's") or S&P (if not rated by Moody's); have at least one year until maturity; and have coupons with fixed rates. The Lehman Aggregate excludes collateralized mortgage obligations ("CMOs"), adjustable rate mortgages, manufactured homes, non-agency bonds, buydowns, graduated equity mortgages, project loans and non-conforming (i.e., "jumbo") mortgages. As of December 31, 1995, over ____ issues were included in the Lehman Aggregate, representing $____ in market value. U.S. Treasury and agency securities represented ____% of the total market value, asset-backed and mortgage-backed securities represented ____% of the total market value, with corporate debt securities representing the balance of ____%. The average maturity of the Lehman Aggregate was ____ years. The Adviser believes that the Lehman Aggregate is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to investors, and it is widely accepted as a reference for bonds and other fixed income investments.

         Because of the large number of issues included in the Lehman Aggregate, the Portfolio cannot invest in all such issues. Instead, the Portfolio will hold a representative sample of the securities in the Lehman Aggregate, selecting one or two issues to represent an entire "class" or type of securities in the Lehman Aggregate. At a minimum, the Portfolio seeks to hold securities which reflect the major asset classes in the Lehman Aggregate - U.S. Treasury and agency issues, mortgage-backed securities, asset-backed securities and non-convertible corporate debt securities. As the Portfolio's assets increase, these classes will be further delineated along the lines of sector, term-to-maturity, coupon and credit ratings. This sampling technique is expected to be an effective means of substantially duplicating the price and performance provided by the securities comprising the Lehman Aggregate.

         Securities rated Baa by Moody's or BBB by S&P have speculative characteristics even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

OTHER APPLICABLE POLICIES

         U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         MONEY MARKET INSTRUMENTS. Under certain circumstances described above, each Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolios in commercial paper will consist of issues that are rated at the time of purchase in one of the two highest rating categories assigned by S&P, Moody's or another nationally recognized statistical rating organization (each a "Rating Agency") or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks, having total assets at the time of purchase in excess of $1 billion. Although the Portfolios may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of a particular Portfolio's total assets at the time of purchase.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, the Portfolios may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). A Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolios presently do not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolios have the authority to do so subject to their limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Subject to their respective investment policies and limitations, the Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, each Portfolio may, from time to time, lend portfolio securities to broker- dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash or marketable securities. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when marketable securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, each Portfolio is currently limiting its securities lending to 33-1/3% of its aggregate net assets. Loans are subject to termination by a Portfolio or the borrower at any time.

         OPTIONS. The Portfolios may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of their respective net assets. Such options may relate to particular securities or to various stock or bond indexes.
Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.

         The Portfolios may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

         The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of either Portfolio. (For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information.)

         FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolios may invest in futures contracts and options on futures contracts. Such transactions, including stock or bond index futures contracts, or options thereon, can be used to simulate full investment in the S&P 500 or Lehmen Aggregate while retaining a cash balance for Portfolio management purposes, or act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bonds in the index is contemplated. Similarly, it may be in the best interest of the Bond Index Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.

         The purchase and sale of futures contracts or related options will not be a primary investment technique of either Portfolio. Neither Portfolio will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. (For a more detailed description of futures contracts and related options, see the Statement of Additional Information.)

         ASSET-BACKED SECURITIES. The Bond Index Portfolio may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are included in the Lehman Aggregate and which are issued by entities such as the GNMA, FNMA, FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks. To the extent that the Portfolio invests in asset- backed securities issued by companies that are investment companies under the 1940 Act, such acquisitions will be subject to the percentage limitations prescribed by the 1940 Act. (See

"Other Applicable Policies -- Securities of Other Investment Companies" below.)

         Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Bond Index Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may also decline or may not increase as much as that of other fixed income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage- backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and the repossession of automobiles and other personal property upon the default of the debtor may be difficult or impracticable in some cases.

         DEPOSITORY RECEIPTS. Each Portfolio may invest in receipts that are issued by banks or brokerage firms and are created by depositing securities listed in the respective index into a special account at a custodian bank. The custodian holds such securities for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The Portfolio may invest in index-based depository receipts in lieu of investment in the actual securities that are listed on the index.

         VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.


         SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to its investment policies, each Portfolio may invest in securities issued by other investment companies which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which a Portfolio may invest may impose distribution fees as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. (See the Statement of Additional Information under "Investment Objectives and Policies -- Securities of Other Investment Companies.")


         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. Neither Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         ILLIQUID SECURITIES. A Portfolio will not knowingly invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Fund's Board of Directors, determines that a liquid market exists). The Adviser expects that less than 5% of each Portfolio's net assets will be invested in Rule 144A securities during the current year.

         INVESTMENT RISKS AND OTHER CONSIDERATIONS. A Portfolio's ability to correlate its performance with an index may be affected by, among other things, changes in the securities markets, the manner in which the index is calculated and the timing of purchases and redemptions of the Portfolio's shares. The Fund expects the investments of each Portfolio to decline in value whenever the market, as represented by the securities in its index, declines. The Equity Index Portfolio should exhibit price volatility similar to that of the S&P 500. It is impossible to eliminate risk from investments in common stocks. The average annual total return of the U.S. stock market, as measured by Ibbotson Associates, from 1926 to 1995 was _____%. Returns in individual calendar years ranged from a low of -43.3% (in 1931) to a high of 53.9% (in 1933). You should consider your investment in the Equity Index Portfolio to be long-term. This Portfolio is not designed to provide you with a means to speculate on short-term movements in the stock market.

         The Bond Index Portfolio should exhibit price and yield volatility similar to that of the Lehman Aggregate. Generally, the market value of fixed income securities can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities, such as the Bond Index Portfolio, will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. In addition, during periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities.
Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

         PORTFOLIO TRANSACTIONS. All orders for transactions in securities or options on behalf of the Portfolios are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

                             INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

         A Portfolio may not:

                 1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

                 2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, however, (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

                 3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and may enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by the Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

                 4. Make loans, except that each Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and enter into repurchase agreements.

                 5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of a Portfolio's securities will not constitute a violation of such limitation.

         In order to permit the sale of a Portfolio's Shares in certain states, each Portfolio may make commitments more restrictive than the investment policies and limitations described above. Should the Adviser determine that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of its Shares in the state involved.


                               PRICING OF SHARES

         The Portfolios' respective net asset values per Share are determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each weekday, with the exception of those holidays on which the New York Stock Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. (For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.)

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.


                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Institutional Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions") acting on behalf of their employee benefit, retirement plan or other such accounts for which they do not have investment discretion. Institutional Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Institutional Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

         Financial institutions placing orders directly or on behalf of their clients should contact the Fund at 1-800-551-3731. Investors may also call the Fund for information on how to purchase Shares.

         All shareholders of record will receive confirmations of Share purchases, exchanges and redemptions in the mail. An investor's Shares are held in the name of the financial institution that has entered into a servicing agreement with the Fund, and such financial institution is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services). Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

         If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Institutional Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGE PRIVILEGE

         The exchange privilege enables shareholders to exchange Institutional Shares of a Portfolio for Institutional Shares of another Portfolio offered by the Fund or, under certain circumstances described below, for Investor A Shares of the same Portfolio. Exchanges for Institutional Shares in another Portfolio are effected without payment of any exchange or sales charges. In addition, Institutional Shares of a Portfolio may be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks. The exchanges are made without a sales charge at the net asset value of the respective share class.

         The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such request to the Distributor. (See "Other Exchange or Redemption Information" below.) An investor should consult the financial institution or the Distributor for further information regarding procedures for exchanging Shares.

         In addition to the Portfolios described in this Prospectus, the Fund currently offers Institutional Shares in the following Portfolios:

         o  The ARCH Money Market Portfolio
         o  The ARCH Treasury Money Market Portfolio
         o  The ARCH Growth & Income Equity Portfolio
         o  The ARCH Equity Income Portfolio*

         o  The ARCH Emerging Growth Portfolio
         o  The ARCH International Equity Portfolio
         o  The ARCH Balanced Portfolio
         o  The ARCH Government & Corporate Bond Portfolio
         o  The ARCH Short-Intermediate Corporate Bond Portfoli*
         o  The ARCH U.S. Government Securities Portfolio

         For information concerning these Portfolios, please call
1-800-551-3731. Shareholders exercising the exchange privilege with any of the other Portfolios in the Fund should request and review the Portfolio's Prospectus carefully prior to making an exchange.





_______________________
*        Expected to commence operations in 1997.

REDEMPTION OF SHARES

         Redemption orders should be placed with or through the same financial institution that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Institutional Shares of the Portfolios with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

         A written request for redemption must be received by the Fund in order to honor the request. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

         Neither the Fund nor its service providers will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine.
The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available.

OTHER EXCHANGE OR REDEMPTION INFORMATION

         During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value.


                            YIELDS AND TOTAL RETURNS

         Yield and total return quotations are computed separately for Trust Shares, Institutional Shares and Investor A Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below and in the Statement of Additional Information.

         From time to time, performance information such as total return and yield data for the Portfolios' Institutional Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the net asset value per Share on the last day of the period and annualizing the result.

         The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to such Shares reflect the average annual percentage change in value of an investment in such Shares of the particular Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the Portfolio's Institutional Shares. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

         Performance data of the Portfolios' Institutional Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by S&P, Lehman Brothers, or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by Service Organizations (as described under "Management of The Fund -- Service Organizations") or other institutions will not be included in the calculations of a Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-4015 to obtain current yield and total return information.

                          DIVIDENDS AND DISTRIBUTIONS

THE EQUITY INDEX PORTFOLIO


         Net investment income for the Equity Index Portfolio is declared and paid monthly as a dividend to shareholders of record. Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares".)


THE BOND INDEX PORTFOLIO

         Dividends from net investment income of the Bond Index Portfolio are declared daily and paid monthly not later than five Business Days after the end of each month. Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of such Portfolios are determined in the same manner and are paid in the same amounts irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares".)

OTHER DIVIDEND AND DISTRIBUTION INFORMATION

         Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.

                                     TAXES

FEDERAL TAXES

         Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the current taxable year. It is intended that each Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt- interest income (if any) net of certain deductions for such year. In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Portfolios to distribute as dividends substantially all of their respective investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Equity Index Portfolio, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

         Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

         An investor considering purchasing Shares of a Portfolio on or just before the record date of any capital gains distribution (or in the case of the Equity Index Portfolio, the record date of any dividend or capital gains distribution) should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

         Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

         The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.

                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

         Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of June 30, 1996, MVA had approximately $7.3 billion in assets under investment management, including the Fund's assets, which were approximately $2.3 billion. MVA also serves as investment adviser to each of the Fund's other Portfolios.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rates of .30% and .30% of the average daily net assets of the Equity Index and Bond Index Portfolios, respectively.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR

         BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator. The Administrator also serves as the administrator to each of the Fund's other Portfolios.

         The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolios' arrangements with Service Organizations under the Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of
 .20% of each Portfolio's average daily net assets.

         From time to time, the Administrator may voluntarily waive all or a portion of the fees otherwise payable by a Portfolio in order to increase the net income available for distribution to shareholders.

DISTRIBUTOR

         Institutional Shares of each Portfolio are sold continuously by the Distributor, BISYS Fund Services ("BISYS"), an affiliate of the Administrator. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other Portfolios.

ADMINISTRATIVE SERVICES PLAN

         The Fund has adopted an Administrative Services Plan with respect to Institutional Shares of the Portfolios. Pursuant to the Administrative Services Plan, Institutional Shares are sold to banks and other financial institutions (which may include Mercantile or its affiliated or correspondent banks) on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations"), which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Institutional Shares bear separately their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .30% of the average daily net assets of a Portfolio's Institutional Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

         The servicing agreements adopted under the Administrative Services Plan (collectively, the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Institutional Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

          The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT


         Mercantile Bank of St. Louis National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.


EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plan (as described below under "Other Information Concerning the Fund and Its Shares"). Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under Federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all the Fund's Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. (See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.)

                          OTHER INFORMATION CONCERNING
                            THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized on September 9, 1982 as a Maryland corporation and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which is classified as a diversified company under the 1940
Act: 25 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Equity Index Portfolio; and 25 million Trust Shares, 25 million Institutional shares and 25 million Investor A Shares, representing interests in the Bond Index Portfolio. Investor A Shares and Trust Shares of these Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Portfolios will be issued without Share certificates.

         The Institutional Shares of the Portfolios are described in this Prospectus. The Portfolios also offer Trust Shares and Investor A Shares. Trust Shares, which are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts, are sold without a sales charge. Investor A Shares of the Portfolios are sold with a maximum 2.5% front-end sales charge. Investor A Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Trust Shares, Institutional Shares and Investor A Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under a Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares bear all payments under a Portfolio's Distribution and Services Plan adopted for such Shares. In addition, Institutional Shares of the Portfolios bear the expense of certain sub-transfer agency fees.


         Payments under the Administrative Services Plan for Trust Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust Shares. Payments under the Administrative Services Plans may not exceed .30% (on an annual basis) of the average daily net asset value of a Portfolio's outstanding Trust Shares.

         Payments under the Distribution and Services Plan for Investor A Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and (ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed .30% (on an annual basis) of the average daily net asset value of the outstanding Investor A Shares of a Portfolio. Distribution payments made under the Distribution and Services Plan are subject to the requirements of Rule 12b-1 under the 1940 Act.

         The Fund offers various services and privileges in connection with Investor A Shares of the Portfolios that are not offered in connection with its Trust Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.

         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

         Shares of the Fund's Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio (irrespective of class), or (b) 67% or more of the Shares of such Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of such Portfolio are represented at the meeting in person or by proxy.

         As of __________, 1996, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

         For information with respect to Institutional Shares of the Fund's other investment portfolios, call the Fund at 1-800-551-3731.

NO PERSON HAS BEEN AUTHORIZED                         THE ARCH
TO GIVE ANY INFORMATION OR TO MAKE                    FUND(R), INC.
ANY REPRESENTATIONS NOT CONTAINED
IN THIS PROSPECTUS, OR IN THE
PORTFOLIOS' STATEMENT OF ADDITIONAL
INFORMATION INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS AND,
IF GIVEN OR MADE, SUCH INFORMATION
OR REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE                 EQUITY INDEX
PORTFOLIOS, THE FUND, OR THE                          PORTFOLIO
DISTRIBUTOR.  THIS PROSPECTUS DOES
NOT CONSTITUTE AN OFFERING BY THE                     BOND INDEX
PORTFOLIOS, THE FUND OR THE DISTRIBUTOR               PORTFOLIO
IN ANY JURISDICTION IN WHICH SUCH
OFFERING MAY NOT LAWFULLY BE MADE.


                                                ___________________
                                                INSTITUTIONAL SHARES


       TABLE OF CONTENTS

                                        PAGE

Highlights  . . . . . . . . . . . . . .
Certain Financial
  Information . . . . . . . . . . . . .
Expense Summary for
  Institutional Shares  . . . . . . . .
Financial Highlights  . . . . . . . . .
Investment Objectives, Policies
  and Risk Considerations . . . . . . .
Pricing of Shares . . . . . . . . . . .               [OLD LOGO]
How to Purchase and
  Redeem Shares . . . . . . . . . . . .
         Purchase of Shares . . . . . .
         Exchange Privilege . . . . . .
         Redemption of Shares . . . . .
         Other Exchange or
           Redemption
           Information  . . . . . . . .
Yields and Total Returns  . . . . . . .               PROSPECTUS
Dividends and Distributions . . . . . .               ________, 1996
Taxes . . . . . . . . . . . . . . . . .
Management of the Fund  . . . . . . . .
Other Information
  Concerning the Fund
  and its Shares  . . . . . . . . . . .
         Miscellaneous  . . . . . . . .

                                        PAGE

     Investment Adviser:
Mississippi Valley Advisors Inc.
  a wholly-owned subsidiary of
    Mercantile Bank of
St. Louis National Association


Distributor:  BISYS Fund Services

                              CROSS REFERENCE SHEET
                               (Investor A SHARES)

                         The ARCH Equity Index Portfolio
                          The ARCH Bond Index Portfolio



Form N-1A Part A Item                                                  Prospectus Caption
---------------------                                                  ------------------

1.       Cover Page....................................................         Cover Page

2.       Synopsis......................................................         Expense Summary
                                                                                for Investor A Shares

3.       Condensed Financial
           Information.................................................         Certain Financial
                                                                                Information; Yields and
                                                                                Total Returns

4.       General Description
           of Registrant...............................................         Highlights; Investment
                                                                                Objectives, Policies and
                                                                                Risk Considerations;
                                                                                Other Information Concerning
                                                                                the Fund and Its Shares

5.       Management of the Fund........................................         Management of the Fund

5A.      Management's Discussion of
           Fund Performance............................................         Inapplicable

6.       Capital Stock and
           Other Securities............................................         How to Purchase and
                                                                                Redeem Shares; Dividends
                                                                                and Distributions;
                                                                                Taxes; Other Information
                                                                                Concerning the Fund
                                                                                and Its Shares

7.       Purchase of Securities
           Being Offered...............................................         How to Purchase and
                                                                                Redeem Shares

8.       Redemption or Repurchase......................................         How to Purchase and
                                                                                Redeem Shares

9.       Pending Legal Proceedings.....................................         Inapplicable



                             THE ARCH FUND(R), INC.

                        THE ARCH EQUITY INDEX PORTFOLIO
                         THE ARCH BOND INDEX PORTFOLIO

                               INVESTOR A SHARES

For information, write:                         Or call your investment
P.O. Box 78069                                  representative or
St. Louis, Missouri 63178                       the ARCH Funds' Service Center
                                                at 1-800-551-3731

     The ARCH Fund, Inc. is an open-end management investment company authorized to issue Shares in seventeen investment portfolios. This Prospectus describes the Investor A Shares of The ARCH EQUITY INDEX and BOND INDEX PORTFOLIOS. Investor A Shares are sold through selected broker/dealers and other financial intermediaries to individual customers. Investor A Shares are sold with a front-end sales charge.

     The Portfolios use a strategy called "indexing", which means that they seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of particular sets of securities or market segments. The Portfolios' market segments are:

     THE ARCH EQUITY INDEX PORTFOLIO - U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

     THE ARCH BOND INDEX PORTFOLIO - U.S. Government, mortgage-backed, asset-backed, and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate").

     Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank of St. Louis National Association ("Mercantile"), acts as investment adviser for the Portfolios; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

     This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated __________, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-551-3731.

     Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including possible loss of principal.

                             ______________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ______________, 1996

                                   HIGHLIGHTS

     The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in seventeen investment portfolios. This Prospectus relates to two of those portfolios: the ARCH EQUITY INDEX and BOND INDEX PORTFOLIOS (the "Portfolios"). In addition, the Fund offers investment opportunities in the ARCH Money Market, Treasury Money Market, Tax-Exempt Money Market, Growth & Income Equity, Equity Income, Emerging Growth, International Equity, Balanced, Government & Corporate Bond, Short-Intermediate Corporate Bond, U.S. Government Securities, Short-Intermediate Municipal, National Municipal Bond, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios, which are described in separate Prospectuses. Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as Adviser, Mercantile as Custodian, BISYS Fund Services Ohio, Inc. as Administrator, and BISYS Fund Services as Sponsor and Distributor. (For information on expenses, fee waivers and services, see "Certain Financial Information" and "Management of the Fund.")

     The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their respective investment objectives.

     The Equity Index Portfolio is designed for investors who are willing to accept the risks associated with an investment in equity securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the S&P 500.

     The Bond Index Portfolio is designed for investors who are willing to accept the risks associated with an investment in fixed income securities, and who seek investment results that, before deduction for operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed, and corporate debt securities, as represented by the Lehman Aggregate.


     Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, enter into repurchase agreements and reverse repurchase agreements, make securities loans, invest in options and futures and index-based depository receipts, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. For example, the absence of a secondary market for a particular variable or floating rate instrument could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. Default by a counterparty to a repurchase agreement or securities lending transaction could expose a Portfolio to loss because of adverse market action or possible delay in disposing of the underlying collateral. Reverse repurchase agreements are subject to the risk that the market value of the securities sold by a Portfolio will decline below the repurchase price which the Portfolio is obligated to pay. Purchasing options is a specialized investment technique which entails a substantial risk of loss of amounts paid as premiums to option writers. There is no assurance that a liquid market will exist for a particular futures contract at any particular time. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies".

     The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the availability of a family of seventeen mutual funds should your investment goals change.

     This Prospectus describes the Investor A Shares of the Portfolios. Investor A Shares are sold with a front-end sales charge. For information on purchasing, exchanging or redeeming Investor A Shares of these Portfolios, please see "How to Purchase and Redeem Shares" below.

                         CERTAIN FINANCIAL INFORMATION

     Shares of each Portfolio have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. (See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Distribution and Services Plan" and "Management of the Fund -- Custodian and Transfer Agent" below.) As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares and Investor A Shares in a Portfolio can be expected, at any given time, to be different.

                              EXPENSE SUMMARY FOR
                               INVESTOR A SHARES


                                             EQUITY                    BOND
                                             INDEX                    INDEX
                                            PORTFOLIO               PORTFOLIO
                                            ---------               ---------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load Imposed on
  Purchases (as a percentage of
  offering price)1  . . . . . . .              2.5%                     2.5%

ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net
   of fee waivers)2 . . . . . . .             0.00%                    0.00%
 12b-1 Fees, including
   distribution and services
   fees   . . . . . . . . . . . .             0.30%                    0.30%
 Other Expenses (including
   administration fees
   and other expenses) (net
   of fee waivers and expense
   reimbursements)3,4 . . . . . .             0.29%                    0.29%
                                             -----                    -----
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of fee waivers
   and expense reimbursements)4 .             0.59%                    0.59%
                                             =====                    =====

--------------------

1 Reduced sales charges may be available. See "How to Purchase and Redeem Shares".

2        Without fee waivers, advisory fees for each Portfolio would be .30%.

3 Without fee waivers, administration fees for each Portfolio would be .20%.

4 Without fee waivers and expense reimbursements, Other Expenses for each Portfolio would be .69% and Total Portfolio Operating Expenses for each Portfolio would be .99%.

EXAMPLE                                                   1 YEAR        3 YEARS
                                                          ------        -------
You would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return,
 (2) redemption at the end of
 each period and (3) deduction at
 time of purchase of maximum
 applicable front-end sales charge:

 Equity Index Portfolio . . . . . . . . . . . .           $31           $43

 Bond Index Portfolio . . . . . . . . . . . . .           $31           $43


         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIOS ARE NEW AND ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolios will be contained in the Fund's future Annual Reports to Shareholders, which may be obtained without charge when they become available by contacting the Fund at the address or telephone number provided on the cover page of this Prospectus.

         The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's Investor A Shares will bear directly or indirectly. The tables reflect the expenses which each Portfolio expects to incur during the next twelve months on its Investor A Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The tables and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

         Because of the payments for distribution services (12b-1 fees) under the Distribution and Services Plans as shown in the above table, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

         The Fund offers you two indexed investment options:

         The Equity Index Portfolio seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the S&P 500.

         The Bond Index Portfolio seeks to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgaged-backed, asset-backed and corporate debt securities as represented by the Lehman Aggregate.

         The investment objective of a Portfolio (other than the fundamental investment polices described below under "Investment Limitations") may be changed by the Fund's Board of Directors without shareholder approval.
However, shareholders will be given at least 30 days' written notice before any such change occurs. Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so.

THE INDEXING APPROACH

         The Equity Index and Bond Index Portfolios are not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, these Portfolios seek to approximate the investment performance of their respective market segments, as represented by their respective indexes, through the use of sophisticated computer models to determine which stocks or bonds should be purchased or sold, while keeping transaction and administrative costs to a minimum. Under normal market and economic conditions, each Portfolio will invest at least 65% of its total assets in securties listed in that Portfolio's respective index. The Adviser generally selects securities for each Portfolio on the basis of their weightings in the respective indexes. A Portfolio will only purchase a security that is included in its respective index at the time of such purchase. With respect to the remaining portion of its net assets, each Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market investments. If appropriate, each Portfolio may use options, futures contracts and depository receipts to increase efficiency. Each Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.

         While there can be no guarantee that each Portfolio's investment results will precisely match the results of its corresponding index, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolios and their respective indexes. A perfect correlation would be achieved when a Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Portfolio's ability to correlate its performance with its respective index, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which Standard & Poor's Ratings Group ("S&P") or Lehman Brothers ("Lehman") calculate their respective indexes, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolios in relation to their indexes under the supervision of the Board of Directors.

         THE INCLUSION OF A SECURITY IN EITHER OF THE PORTFOLIOS' INDEXES IN NO WAY IMPLIES AN OPINION BY S&P OR LEHMAN AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P AND LEHMAN ARE NOT SPONSORS OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIOS.

         The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Portfolio will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of a Portfolio and that of its respective index, may cause the return of a Portfolio to be lower than the return of its respective index. The Portfolios may invest in less than all of the securities included in their respective indexes, which may result in a return that does not correspond with that of the indexes, after taking expenses into account.

THE EQUITY INDEX PORTFOLIO

         The S&P 500 is composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). S&P chooses the stocks for the S&P 500 on a statistical basis. As of December 31, 1995 the stocks in the S&P 500 have an average market capitalization of ___ billion and account for approximately __% of the total market value of all U.S. common stocks. Normally, the Equity Index Portfolio will hold all 500 stocks in the S&P 500 and will hold each stock in approximately the same percentage as that stock represents in the S&P 500. "Market capitalization" for a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P 500 is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.

THE BOND INDEX PORTFOLIO

         The Lehman Aggregate is composed of U.S. Government, mortgage-backed, asset-backed, and non-convertible corporate debt securities that meet the following criteria: the securities have at least $100 million par amount outstanding; the securities are rated investment grade (at least Baa or BBB) by Moody's Investors Service, Inc. ("Moody's") or S&P (if not rated by Moody's); have at least one year until maturity; and have coupons with fixed rates. The Lehman Aggregate excludes collateralized mortgage obligations ("CMOs"), adjustable rate mortgages, manufactured homes, non-agency bonds, buydowns, graduated equity mortgages, project loans and non-conforming (i.e., "jumbo") mortgages. As of December 31, 1995, over ____ issues were included in the Lehman Aggregate, representing $____ in market value. U.S. Treasury and agency securities represented ____% of the total market value, asset-backed and mortgage-backed securities represented ____% of the total market value, with corporate debt securities representing the balance of ____%. The average maturity of the Lehman Aggregate was ____ years. The Adviser believes that the Lehman Aggregate is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to investors, and it is widely accepted as a reference for bonds and other fixed income investments.

         Because of the large number of issues included in the Lehman Aggregate, the Portfolio cannot invest in all such issues. Instead, the Portfolio will hold a representative sample of the securities in the Lehman Aggregate, selecting one or two issues to represent an entire "class" or type of securities in the Lehman Aggregate. At a minimum, the Portfolio seeks to hold securities which reflect the major asset classes in the Lehman Aggregate - U.S. Treasury and agency issues, mortgage-backed securities, asset-backed securities and non-convertible corporate debt securities. As the Portfolio's assets increase, these classes will be further delineated along the lines of sector, term-to-maturity, coupon and credit ratings. This sampling technique is expected to be an effective means of substantially duplicating the price and performance provided by the securities comprising the Lehman Aggregate.

         Securities rated Baa by Moody's or BBB by S&P have speculative characteristics even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

OTHER APPLICABLE POLICIES

         U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         MONEY MARKET INSTRUMENTS. Under certain circumstances described above, each Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolios in commercial paper will consist of issues that are rated at the time of purchase in one of the two highest rating categories assigned by S&P, Moody's or another nationally recognized statistical rating organization (each a "Rating Agency") or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks, having total assets at the time of purchase in excess of $1 billion. Although the Portfolios may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of a particular Portfolio's total assets at the time of purchase.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, the Portfolios may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). A Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolios presently do not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolios have the authority to do so subject to their limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Subject to their respective investment policies and limitations, the Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, each Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash or marketable securities. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when marketable securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, each Portfolio is currently limiting its securities lending to 33-1/3% of its aggregate net assets. Loans are subject to termination by a Portfolio or the borrower at any time.

         OPTIONS. The Portfolios may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of their respective net assets. Such options may relate to particular securities or to various stock or bond indexes.
Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.

         The Portfolios may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

         The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of either Portfolio. (For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information.)

         FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolios may invest in futures contracts and options on futures contracts. Such transactions, including stock or bond index futures contracts, or options thereon, can be used to simulate full investment in the S&P 500 or Lehman Aggregate while retaining a cash balance for Portfolio management purposes, or act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bonds in the index is contemplated. Similarly, it may be in the best interest of the Bond Index Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.

         The purchase and sale of futures contracts or related options will not be a primary investment technique of either Portfolio. Neither Portfolio will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. (For a more detailed description of futures contracts and related options, see the Statement of Additional Information.)

         ASSET-BACKED SECURITIES. The Bond Index Portfolio may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are included in the Lehman Aggregate and which are issued by entities such as the GNMA, FNMA, FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks. To the extent that the Portfolio invests in asset-backed securities issued by companies that are investment companies under the 1940 Act, such acquisitions will be subject to the percentage limitations prescribed by the 1940 Act. (See

"Other Applicable Policies -- Securities of Other Investment Companies" below.)

         Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Bond Index Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may also decline or may not increase as much as that of other fixed income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and the repossession of automobiles and other personal property upon the default of the debtor may be difficult or impracticable in some cases.

         DEPOSITORY RECEIPTS. Each Portfolio may invest in receipts that are issued by banks or brokerage firms and are created by deposting securities listed in the respective index into a special account at a custodian bank. The custodian holds such securities for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The Portfolios may invest in index-based depository receipts in lieu of investment in the actual securities that are listed on the index.

         VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to its investment policies, each Portfolio may invest in securities issued by other investment companies which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which a Portfolio may invest may impose distribution fees as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. (See the Statement of Additional Information under "Investment Objectives and Policies -- Securities of Other Investment Companies.")

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. Neither Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         ILLIQUID SECURITIES. A Portfolio will not knowingly invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Fund's Board of Directors, determines that a liquid market exists). The Adviser expects that less than 5% of each Portfolio's net assets will be invested in Rule 144A securities during the current year.

         INVESTMENT RISKS AND OTHER CONSIDERATIONS. A Portfolio's ability to correlate its performance with an index may be affected by, among other things, changes in the securities markets, the manner in which the index is calculated and the timing of purchases and redemptions of the Portfolio's shares. The Fund expects the investments of each Portfolio to decline in value whenever the market, as represented by the securities in its index, declines. The Equity Index Portfolio should exhibit price volatility similar to that of the S&P 500. It is impossible to eliminate risk from investments in common stocks. The average annual total return of the U.S. stock market, as measured by Ibbotson Associates, from 1926 to 1995 was _____%. Returns in individual calendar years ranged from a low of -43.3% (in 1931) to a high of 53.9% (in 1933). You should consider your investment in the Equity Index Portfolio to be long-term. This Portfolio is not designed to provide you with a means to speculate on short-term movements in the stock market.

         The Bond Index Portfolio should exhibit price and yield volatility similar to that of the Lehman Aggregate. Generally, the market value of fixed income securities can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities, such as the Bond Index Portfolio, will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. In addition, during periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities.
Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

         PORTFOLIO TRANSACTIONS. All orders for transactions in securities or options on behalf of the Portfolios are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

                         INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

         A Portfolio may not:

                 1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

                 2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, however, (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

                 3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and may enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by the Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

                 4. Make loans, except that each Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and enter into repurchase agreements.

                 5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of a Portfolio's securities will not constitute a violation of such limitation.

         In order to permit the sale of a Portfolio's Shares in certain states, each Portfolio may make commitments more restrictive than the investment policies and limitations described above. Should the Adviser determine that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of its Shares in the state involved.


                               PRICING OF SHARES

         The Portfolios' respective net asset values per Share are determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each weekday, with the exception of those holidays on which the New York Stock Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. (For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.)

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.


                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Investor A Shares of each Portfolio are sold subject to a front-end sales charge, and are sold through broker-dealers or other organizations acting on behalf of their customers. Generally, investors purchase Investor A Shares through a broker-dealer organization which has a sales agreement with the Distributor or through an organization which has entered into a servicing agreement with the Fund with respect to Investor A Shares. The organization is responsible for transmitting purchase orders directly to the Fund.

         In general, the minimum initial investment in each Portfolio is $1,000 and the minimum subsequent investment is $100, except for investments made through (a) the Automatic Investment Program, in which case the initial minimum and subsequent minimum investments are $50, (b) a sweep program available through an investor's financial institution, in which case there are no minimum investments, (c) a payroll deduction program, in which case there is no minimum investment and minimum subsequent investments are $25 per month, or (d) a wrap fee program, in which case there are no minimum investments. (See "How to Purchase and Redeem Shares -- Exchange Privileges -- Automatic Exchange Program" below for additional requirements.)

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks. All orders for new IRAs or other retirement plan accounts placed through the transfer agent must be accompanied by an account application. Account applications may be obtained from your investment representative or the Fund at 1-800-551-3731.

         Organizations placing orders directly or on behalf of their customers should contact the Fund at 1-800-551-3731. Investors may also call the Fund for information on how to purchase Shares.

         EFFECTIVE TIME OF PURCHASE. If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. within three Business Days following the receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the person or organization placing the order.

         In the case of an order for the purchase of Shares placed through a broker-dealer, it is the responsibility of the broker-dealer to promptly transmit the order to the Distributor. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting organization.

         PURCHASES BY MAIL. To purchase Shares of a Portfolio by mail, complete an account application and send it to the Fund along with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, made payable to the appropriate Portfolio. Subsequent purchases of Shares of a Portfolio may be made at any time in at least the subsequent minimum purchase amount by mailing a check payable to the Portfolio.

         All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If Shares are held in the name of an organization, such organization is responsible for transmitting purchase, exchange, and redemption orders to the Fund on a timely basis, recording all purchase, exchange, and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services).

AUTOMATIC INVESTMENT PROGRAM (AIP)

         Shareholders may open an account or add to their investment on a monthly basis in a minimum amount of $50, on the 20th day (or the next Business Day after the 20th day) of each month.

Under the AIP, funds may be automatically withdrawn from the shareholder's checking account (as long as the shareholder's bank is a member of the Automated Clearing House). Such funds are invested in Investor A Shares at the net asset value plus any applicable front-end sales charge next determined on the day an order is effected by the transfer agent, BISYS Fund Services Ohio, Inc. (the "Transfer Agent"). An investor may apply for participation in the AIP through the organization servicing his or her Fund account and by completing the supplementary AIP authorization form. The AIP may be modified or terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund, or by the Fund at any time.

         The AIP is one means by which investors may use "Dollar Cost Averaging" in making investments. Dollar Cost Averaging can be useful in investing in portfolios such as the Equity Index and Bond Index Portfolios whose price per Share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Portfolio Shares at predetermined intervals. This may help investors to reduce their average cost per Share because the regular fixed investment amount allows more Shares to be purchased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her Shares at a price which is lower than their purchase price.

APPLICABLE SALES CHARGES

         The public offering price for Investor A Shares of the Portfolios is the sum of the net asset value of the Shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of distributions. The sales charges are assessed as follows:

                                                                                   DEALERS'
                                                 AS A % OF        AS A % OF        REALLOWANCE
                                                 OFFERING         NET ASSET        AS A % OF
 AMOUNT OF                                         PRICE            VALUE           OFFERING
TRANSACTION                                      PER SHARE        PER SHARE           PRICE
-----------                                      ---------        ---------        -----------
Less than $250,000. . . . . . . . . .              2.50%            2.56%             2.00%
$250,000 but less than $500,000 . . .              1.50             1.52              1.30
$500,000 but less than $1,000,000 . .              1.00             1.01              0.85
$1,000,000 and over . . . . . . . . .              0.50             0.50              0.40

The Distributor will pay the appropriate Dealers' Reallowance to broker-dealer organizations which have entered into an agreement with the Distributor. The Dealers' Reallowance may be changed from time to time. Upon notice to the Fund's shareholders, the Distributor, at its sole discretion, may reallow up to the full applicable sales charge as shown on the above schedule during periods specified in such notice. Dealers who receive 90% or more of a sales load may be deemed to be "underwriters" under the Securities Act of 1933, as amended.

         No sales charge is assessed on purchases of Investor A Shares by: (a) directors and officers of the Fund and the immediate family members of such individuals; (b) directors, current and retired employees and participants in employee benefit/retirement plans (future and current annuitants) of Mercantile Bancorporation Inc. or any of its affiliates or the Distributor or its affiliates and the immediate family members of such individuals; (c) brokers, dealers, and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); (d) customers who purchase pursuant to a wrap fee program offered by any broker-dealer or other financial institution or financial planning organization; (e) individuals who purchase Investor A Shares with the proceeds of Trust Shares or Institutional Shares redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or distribution on behalf of any other qualified account administered by Mercantile or its affiliates or correspondent banks, within 60 days of receipt of such payment; (f) investors who purchase Investor A Shares through a payroll deduction program; (g) employees of any sub-adviser to the Fund; (h) holders of Southwestern Bell Visa cards issued by Mercantile Bank of Illinois, N.A. who participate in the AIP (credit cards may not be used for the purchase of Fund shares); (i) investors exchanging Trust Shares of a Portfolio received from the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks; or
(j) other investment companies distributed by the Distributor or its affiliates. An investor who believes that he or she may qualify under any of the exemptions listed above must notify his or her investment representative, who in turn will notify the Distributor at the time of purchase.

REDUCED SALES CHARGES

         The sales charge on purchases of Investor A Shares of the Portfolios may be reduced through:

         o       rights of accumulation
         o       quantity discounts
         o       letter of intent
         o       reinvestment privilege

To qualify for a reduced sales load, an investor must so notify his or her investment representative, who in turn will notify the Distributor at the time of purchase.

         RIGHTS OF ACCUMULATION. An investor who has previously purchased Investor A Shares of the Portfolio and has paid a sales charge ("load") may be eligible for reduced sales charges when purchasing additional Investor A Shares of a Portfolio with a sales charge. An investor's aggregate investment in Shares of such load Portfolios is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Shares that are already beneficially owned by the investor on which a sales charge has already been paid. If, for example, an investor beneficially owns Investor A Shares of a load Portfolio with an aggregate current value of $240,000 and subsequently purchases additional Investor A Shares of a load Portfolio having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 1.50% of the offering price.

         QUANTITY DISCOUNTS. As shown in the table under "Applicable Sales Charges - Investor A Shares," larger purchases reduce the sales charge paid. The Fund will combine purchases made in a load Portfolio on the same day by the investor and immediate family members when calculating the applicable sales charge.

         LETTER OF INTENT. By checking the Letter of Intent box on the account application, a shareholder becomes eligible for reduced sales charges applicable to the total amount invested in Investor A Shares in a load Portfolio over a 13-month period (beginning up to 90 days prior to the date indicated on the account application). The Transfer Agent will hold in escrow 5% of the amount indicated for payment of a higher sales load if a shareholder does not purchase the full amount indicated on the account application. Upon completion of the total minimum investment specified on the account application, the escrow will be released, and an adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to submission of the account application. Additionally, if total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period and in the form of additional Shares credited to the shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. If total purchases are less than the amount specified, escrowed Shares may be involuntarily redeemed to pay the additional sales charge. Checking a Letter of Intent box does not bind an investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.

         REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares on which a sales charge was paid, a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds at the next determined net asset value without paying any additional sales charge. The shareholder must notify his or her investment representative or the Distributor in writing of the reinvestment and provide a receipt or other evidence of the redemption in order to eliminate a sales charge.

         MISCELLANEOUS. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, an investor should contact his or her investment representative or the Distributor.

EXCHANGE PRIVILEGES

         The exchange privilege enables shareholders to exchange Investor A Shares of a Portfolio for Investor A Shares of another Portfolio offered by the Fund or, under certain circumstances described below, for Trust Shares or Institutional Shares of the same Portfolio. The exchange privilege may be exercised only in those states where the class of Shares of such other Portfolios may legally be sold.

         Shareholders who have purchased Investor A Shares of a Portfolio and who have paid any applicable sales charge ("load") (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those Shares for Investor A Shares of another load Portfolio without paying an additional sales load.

         In addition, shareholders who have a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks, and whose shares are to be held in that account, may also exchange Investor A Shares in a Portfolio for Trust Shares or Institutional Shares in the same Portfolio.

         OTHER INFORMATION ON EXCHANGES. The Shares exchanged must have a current value at least equal to the minimum initial or subsequent investment required by the particular Portfolio into which the exchange is being made. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her investment representative, which is responsible for transmitting such exchange request to the Fund. (See "Other Exchange or Redemption Information" below.)

Investors who want to telephone an exchange request directly to the Fund, and, have elected this privilege on the account application may follow the procedures described below under "Redemption by Telephone." An investor should consult his or her investment representative or the Fund for further information regarding procedures for exchanging Shares.

         In addition to the Portfolios described in this Prospectus, the Fund currently offers Investor A Shares in the following Portfolios:

         o  The ARCH Money Market Portfolio
         o  The ARCH Treasury Money Market Portfolio
         o  The ARCH Tax-Exempt Money Market Portfolio
         o  The ARCH Growth & Income Equity Portfolio
         o  The ARCH Equity Income Portfolio*
         o  The ARCH Emerging Growth Portfolio
         o  The ARCH International Equity Portfolio
         o  The ARCH Balanced Portfolio
         o  The ARCH Government & Corporate Bond Portfolio
         o  The ARCH Short-Intermediate Corporate Bond Portfolio*
         o  The ARCH U.S. Government Securities Portfolio
         o  The ARCH Short-Intermediate Municipal Portfolio
         o  The ARCH National Municipal Bond Portfolio
         o  The ARCH Missouri Tax-Exempt Bond Portfolio
         o  The ARCH Kansas Tax-Exempt Bond Portfolio*

         For information concerning these Portfolios, please call
1-800-551-3731. Shareholders exercising the exchange privilege with any of the other Portfolios in the Fund should request and review the Portfolio's Prospectus carefully prior to making an exchange.

         AUTOMATIC EXCHANGE PROGRAM. The Automatic Exchange Program enables shareholders to make regular, automatic withdrawals from an Investor A Share account in a Portfolio and use those proceeds to benefit from Dollar Cost Averaging by automatically making purchases of the same class of Shares in another Portfolio. With shareholder authorization, the Fund's Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's account and will automatically invest that amount in Shares of the Portfolio designated by the shareholder on the date of such deduction.

         In order to participate in the Automatic Exchange Program, shareholders must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. Additionally, shareholders must complete the supplementary authorization form





_________________

*        Expected to commence operations in 1997.

which may be obtained from the service organization servicing their Fund accounts. To change instructions with respect to the Automatic Exchange Program or to discontinue this feature, shareholders must send a written request to their investment representative or to the Fund. The Automatic Exchange Program may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

         Redemption orders should be placed with or through the same broker-dealer organization that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The organization through which the investor placed the order is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Investor A Shares of the Portfolios with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically or mailed by check to the organization that placed the redemption order within five Business Days after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

REDEMPTION BY MAIL

         A written redemption request must be accompanied by any Share certificates which are properly endorsed for transfer. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact his or her investment representative or the Fund. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the shareholder selected that option on the account application. The shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a bank account previously designated on the account application. It is not necessary for shareholders to confirm telephone redemption requests in writing. If a shareholder did not originally select the telephone redemption privilege, the shareholder must provide written instructions to the Transfer Agent to add this feature. Neither the Fund nor its service contractors will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

AUTOMATIC WITHDRAWAL PLAN (AWP)

         An Automatic Withdrawal Plan may be established by a new or existing shareholder of any Portfolio if the value of his or her account (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual check in a stated amount of not less than $50 on or about the 25th day of the applicable month of withdrawal. Periodic payments will be reduced by any applicable contingent deferred sales charge. Portfolio Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals may reduce principal and eventually deplete the shareholder's account. A shareholder who desires to establish an AWP after opening an account should complete the AWP form in the back of the Prospectus or contact his or her investment representative or the Distributor for an AWP application. A signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund or by the Fund at any time.

PURCHASE OF INVESTOR A SHARES AT NET ASSET VALUE

         From time to time the Distributor may offer special concessions to enable investors to purchase Investor A Shares of a Portfolio at net asset value without payment of a front-end sales charge. To qualify for a net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of Shares of a non-affiliated mutual fund on which a front-end sales charge was paid. A qualifying purchase of Shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, the investment representative must notify the Distributor that the purchase qualifies for a purchase at net asset value. Proceeds from the redemption of Shares on which no front-end sales charge was paid do not qualify for a purchase at net asset value.

OTHER EXCHANGE OR REDEMPTION INFORMATION

         During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the organization through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between broker-dealer organizations and their investors.

                            YIELDS AND TOTAL RETURNS

         Yield and total return quotations are computed separately for Trust Shares, Institutional Shares and Investor A Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below and in the Statement of Additional Information.

         From time to time, performance information such as total return and yield data for the Portfolios' Investor A Shares may be quoted in advertisements or in communications to shareholders. The yield of a Portfolio is computed based on the net income of such Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the maximum public offering price per Share on the last day of the period and annualizing the result.

         The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to such Shares reflect the average annual percentage change in value of an investment in such Shares of the particular class of a Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the same class of the Portfolio and that the maximum sales load in effect during the period has been charged by the Portfolio. The Portfolios' total return figures may also be calculated without the deduction of the maximum sales charge in effect during the period. The effect of not deducting the sales charge will be to increase the total return reflected. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

         Performance data of the Portfolios' Investor A Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by S&P, Lehman Brothers or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc., Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today,

Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by an investment representative will not be included in the calculations of a Portfolios' yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-ARCH to obtain current yield and total return information.


                          DIVIDENDS AND DISTRIBUTIONS

THE EQUITY INDEX PORTFOLIO

         Net investment income for the Equity Index Portfolio is declared and paid monthly as a dividend to shareholders of record. Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plan adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares".)

THE BOND INDEX PORTFOLIO

         Dividends from net investment income of the Bond Index Portfolio are declared daily and paid monthly not later than five Business Days after the end of each month. Shares of the Portfolio earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of such Portfolios are determined in the same manner and are paid in the same amounts irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares".)

OTHER DIVIDEND AND DISTRIBUTION INFORMATION

         Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested (without a sales load) in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                     TAXES

FEDERAL TAXES

         Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the current taxable year. It is intended that each Portfolio will continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Portfolios to distribute as dividends substantially all of their respective investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Equity Index Portfolio, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

         Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

         An investor considering purchasing Shares of a Portfolio on or just before the record date of any capital gains distribution (or in the case of the Equity Index Portfolio, the record date of any dividend or capital gains distribution) should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

         Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

         The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

         Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of June 30, 1996, MVA had approximately $7.3 billion in assets under investment management, including the Fund's assets, which were approximately $2.3 billion. MVA also serves as investment adviser to each of the Fund's other Portfolios.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rates of .30% and .30% of the average daily net assets of the Equity Index and Bond Index Portfolios, respectively.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR

         BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator. The Administrator also serves as the administrator to each of the Fund's other Portfolios.

         The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolios' arrangements with Service Organizations under the Distribution and Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of each Portfolio's average daily net assets.

         From time to time, the Administrator may voluntarily waive all or a portion of the fees otherwise payable by a Portfolio in order to increase the net income available for distribution to shareholders.

DISTRIBUTOR

         Investor A Shares of each Portfolio are sold continuously by the Distributor, BISYS Fund Services ("BISYS"), an affiliate of the Administrator. The Distributor also monitors the Fund's arrangements under the Distribution and Services Plan described below. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other Portfolios.

         The Distributor may, at its expense, provide compensation to dealers in connection with sales of Shares of any of the Portfolios. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) business and vacation trips, including the provision of travel arrangements and lodging at resorts, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Portfolio's

Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Portfolios or shareholders.

DISTRIBUTION AND SERVICES PLAN

         The Fund has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor A Shares of the Portfolios. Under the Distribution and Services Plan, the Fund may pay (i) the Distributor or another person for distribution services provided and expenses assumed and
(ii) Service Organizations for shareholder administrative services provided pursuant to servicing agreements in connection with Investor A Shares of a Portfolio. Payments to the Distributor are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of Investor A Shares, including compensating dealers and other sales personnel (which may include affiliates of the Fund's Adviser), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan. (See "Management of the Fund -- Service Organizations" below for a description of the servicing agreements and the services provided by Service Organizations.)

         Under the Distribution and Services Plan for Investor A Shares, payment by the Fund for distribution expenses may not exceed .10% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor A Shares and payments for shareholder administrative servicing expenses may not exceed .20% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor A Shares.

SERVICE ORGANIZATIONS

         The servicing agreements adopted under the Distribution and Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Investor A Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

         Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreement with the Fund. Such Service Organization shall be fully responsible to the Fund for the acts or omissions of any subcontractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

          The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT

         Mercantile Bank of St. Louis National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plan (as described under "Distribution and Services Plan" above). Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under Federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all the Fund's Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. (See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.)

                          OTHER INFORMATION CONCERNING
                            THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized on September 9, 1982 as a Maryland corporation and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which is classified as a diversified company under the 1940
Act: 25 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Equity Index Portfolio; and 25 million Trust Shares, 25 million Institutional shares and 25 million Investor A Shares, representing interests in the Bond Index Portfolio. Institutional and Trust Shares of these Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Portfolios will be issued without Share certificates.

         The Investor A Shares of the Portfolios are described in this Prospectus. The Portfolios also offer Trust Shares and Institutional Shares. Trust Shares, which are offered for financial institutions acting on their own behalf or on behalf of certain qualified accounts, and Institutional Shares, which are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion, are sold without a sales charge. Trust, Institutional and Investor A Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under a Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares bear all payments under a Portfolio's Distribution and Services Plan adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.

         Payments under the Administrative Services Plans for Trust Shares and Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust Shares or Institutional Shares. Payments under the Administrative Services Plans may not exceed .30% (on an annual basis) of the average daily net asset value of a Portfolio's outstanding Trust Shares or Institutional Shares.

         The Fund offers various services and privileges in connection with Investor A Shares of the Portfolios that are not offered in connection with its Trust Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.

         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

         Shares of the Fund's Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio or class of shares means, with respect to the approval of an investment advisory agreement or Distribution and Services Plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio or class of shares, or (b) 67% or more of the Shares of such Portfolio or class of shares present at a meeting if more than 50% of the outstanding Shares of such Portfolio or class of shares are represented at the meeting in person or by proxy.

         As of __________, 1996, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

         For information with respect to Investor A Shares of the Fund's other investment portfolios, call the Fund at 1-800-551-3731.

NO PERSON HAS BEEN AUTHORIZED                              THE ARCH
TO GIVE ANY INFORMATION OR TO MAKE                         FUND(R), INC.
ANY REPRESENTATIONS NOT CONTAINED
IN THIS PROSPECTUS, OR IN THE
PORTFOLIOS' STATEMENT OF ADDITIONAL
INFORMATION INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS AND,
IF GIVEN OR MADE, SUCH INFORMATION
OR REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE                      EQUITY INDEX
PORTFOLIOS, THE FUND, OR THE                               PORTFOLIO
DISTRIBUTOR.  THIS PROSPECTUS DOES
NOT CONSTITUTE AN OFFERING BY THE                          BOND INDEX
PORTFOLIOS, THE FUND OR THE DISTRIBUTOR                    PORTFOLIO
IN ANY JURISDICTION IN WHICH SUCH
OFFERING MAY NOT LAWFULLY BE MADE.


       ___________________

                                                           INVESTOR A SHARES


       TABLE OF CONTENTS

                                      PAGE
                                      ----
Highlights  . . . . . . . . . . . . .
Certain Financial
  Information . . . . . . . . . . . .
Expense Summary for
  Investor A Shares . . . . . . . . .
Investment Objectives, Policies
  and Risk Considerations . . . . . .
Pricing of Shares . . . . . . . . . .                   [OLD LOGO]
How to Purchase and
  Redeem Shares . . . . . . . . . . .
         Purchase of Shares . . . . .
         Automatic Investment
           Program (AIP). . . . . . .
         Applicable Sales Charges
         Reduced Sales Charges. . . .
         Exchange Privileges  . . . .
         Redemption of Shares . . . .
         Redemption by Mail . . . . .
         Redemption by Telephone  . .
         Automatic Withdrawal
           Plan (AWP) . . . . . . . .
         Purchase of Shares at
           Net Asset Value  . . . . .
         Other Exchange or

                                      PAGE
                                      ----
           Redemption
           Information  . . . . . . .
Yields and Total Returns  . . . . . .                    PROSPECTUS
Dividends and Distributions . . . . .                    ________, 1996
Taxes . . . . . . . . . . . . . . . .
Management of the Fund  . . . . . . .
Other Information
  Concerning the Fund
  and its Shares  . . . . . . . . . .
         Miscellaneous  . . . . . . .

     Investment Adviser:
Mississippi Valley Advisors Inc.
  a wholly-owned subsidiary of
    Mercantile Bank of
St. Louis National Association


Distributor:  BISYS Fund Services

                              CROSS REFERENCE SHEET

                         The ARCH Equity Index Portfolio
                          The ARCH Bond Index Portfolio

                      Statement of Additional Information

                                                                                 Heading in Statement of
Form N-1A Part B Item                                                             Additional Information
---------------------                                                             ----------------------

10.  Cover Page...............................................................   Cover Page

11.  Table of Contents........................................................   Table of Contents

12.  General Information and History..........................................   The Fund

13.  Investment Objective and Policies........................................   Investment
                                                                                 Objectives and Policies

14.  Management of the Fund...................................................   Management of the Fund

15.  Control Persons and Principal............................................   Miscellaneous
       Holders of Securities

16.  Investment Advisory and Other............................................   Management of the Fund;
       Services                                                                  Independent Auditors;
                                                                                 Counsel

17.  Brokerage Allocation and Other...........................................   Investment Objectives
       Practices                                                                 and Policies

18.  Capital Stock and Other..................................................   Description of Shares
       Securities

19.  Purchase, Redemption and Pricing.........................................   Net Asset Value;
       of Securities Being Offered                                               Additional Purchase and
                                                                                 Redemption Information

20.  Tax Status...............................................................   Additional Information
                                                                                 Concerning Taxes

21.  Underwriters.............................................................   Management of the Fund

22.  Calculation of Performance Data..........................................   Additional Yield and
                                                                                 Total Return
                                                                                 Information; Net Asset
                                                                                 Value

23.  Financial Statements.....................................................   Not Applicable



                             THE ARCH FUND(R), INC.

                        THE ARCH EQUITY INDEX PORTFOLIO
                         THE ARCH BOND INDEX PORTFOLIO




                      Statement of Additional Information

                                     Part B





                            __________________, 1996

                              THE ARCH FUND, INC.

                      Statement of Additional Information

                                      for

                        The ARCH Equity Index Portfolio
                         The ARCH Bond Index Portfolio

                              ______________, 1996

                               TABLE OF CONTENTS

                                                          Page
                                                          ----
THE FUND  . . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . .
NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . .
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . .
ADDITIONAL YIELD AND TOTAL RETURN INFORMATION . . . . . .
DESCRIPTION OF SHARES . . . . . . . . . . . . . . . . . .
ADDITIONAL INFORMATION CONCERNING TAXES . . . . . . . . .
MANAGEMENT OF THE FUND  . . . . . . . . . . . . . . . . .
INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . .
COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . .
MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . .
APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . .


This Statement of Additional Information, which provides supplemental information applicable to the ARCH Equity Index and Bond Index Portfolios, is not a prospectus. It should be read only in conjunction with the Portfolios' Prospectuses dated _______________, 1996 and is incorporated by reference in
its entirety into the Prospectuses.   No investment in shares of either
Portfolio should be made without reading the relevant Prospectus. A copy of the applicable Prospectus may be obtained by writing the Fund at P.O. Box 78069, St. Louis Missouri 63178 or by calling (800) 551-3731. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                                    THE FUND

         The ARCH Fund, Inc. (the "Fund") is an open-end investment company currently offering fifty-five classes of shares in seventeen investment portfolios.

                       INVESTMENT OBJECTIVES AND POLICIES

        The following information supplements the description of the investment objectives and policies of the Equity Index and Bond Index Portfolios (the "Portfolios") described in the Prospectuses.

THE INDEXING APPROACH

        In using sophisticated computer models to select securities, each Portfolio will only purchase a security that is included in its respective index at the time of such purchase. A Portfolio may, however, temporarily continue to hold a security that has been deleted from its respective index pending the rebalancing of the Portfolio's holdings.

EQUITY INDEX PORTFOLIO

        As stated in the Prospectuses, the investment objective of the Equity Index Portfolio is to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

        RIGHTS AND WARRANTS. The Equity Index Portfolio may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Portfolio will not invest more than 5% of its net assets, taken at market value, in rights or warrants, or more than 2% of its net assets, taken at market value, in rights or warrants not listed on the New York, American or Canadian Stock Exchanges.

Warrants acquired by the Portfolio in units or attached to other securities are not subject to this restriction.


BOND INDEX PORTFOLIO

        As stated in the Prospectuses, the investment objective of the Bond Index Portfolio is to provide investment results that, before deduction for operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed, and non-convertible corporate obligations issued by issuers whose debt securities are listed on the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate").

        The value of the Portfolio's securities is generally sensitive to change in interest rates. An increase in interest rates will generally reduce the value of the investments in the Bond Index Portfolio, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate.

OTHER APPLICABLE INVESTMENT POLICIES

        VARIABLE AND FLOATING RATE INSTRUMENTS. Subject to its investment limitations, the Portfolios may purchase variable and floating rate obligations as described in the Prospectuses. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, or a variable rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

        RESTRICTED SECURITIES. The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for the resale of certain securities to qualified institutional buyers. The purchase of securities which can be sold under Rule 144A
[/R]
could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.


        The Adviser monitors the liquidity of restricted securities in the Portfolios under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

        U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations that may be held by the Bond Index Portfolio, subject to its respective investment policies, include, in addition to U.S. Treasury bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, Resolution Trust Corporation, and International Bank for Reconstruction and Development.

        Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

        STRIPPED U.S. GOVERNMENT OBLIGATIONS. Subject to its investment objectives and policies, the Bond Index Portfolio may hold stripped U.S. Treasury securities, including (1) coupons that have been stripped from U.S. Treasury bonds, which are held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or (2) through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES"). The Bond Index Portfolio may also acquire U.S. Government obligations and their unmatured interest coupons that have been stripped by a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificates of Accrual on Treasury Securities" ("CATS"). Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the SEC as U.S. Government securities for purposes of the 1940 Act.

        The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped principal-only securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. In the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder), the underlying U.S. Treasury bonds and notes themselves are held in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities, such as the Portfolios, most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and security purposes.

        The U.S. Government does not issue stripped Treasury securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

        For custodial receipts, by agreement the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian. The custodian is also responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

        SECURITIES LENDING. While the Portfolios would not have the right to vote securities on loan, each Portfolio intends to terminate the loan and regain the right to vote should this be considered important with respect to the investment. When the Portfolios lend their securities, they continue to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

        SECURITIES OF OTHER INVESTMENT COMPANIES. As described in the applicable Prospectuses, the Portfolios intend to limit investments in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Portfolios and other investment companies advised by the Adviser.

        ASSET-BACKED SECURITIES. The Bond Index Portfolio may purchase asset-backed securities, as described in the Prospectuses. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and for this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

        There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass- Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation with the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

        Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities.

Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

        WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. When a Portfolio agrees to purchase securities on a when-issued or forward commitment basis, the Custodian (or sub-custodian) will maintain in a segregated account cash, U.S. Government securities, liquid portfolio securities or other high-grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's commitments. In the case of a forward commitment to sell portfolio securities, the Custodian (or sub-custodian) will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

        A Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a capital gain or loss.

        When a Portfolio engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

        The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

        OPTIONS TRADING. As described in the Prospectuses, the Portfolios may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of a Portfolio's total net assets. Options trading is a specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock or bond index provides the holder with the right to make or receive a cash settlement upon the exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

        A Portfolio's obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the Portfolio's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, would not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Portfolio will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Portfolio to make a closing purchase transaction in order to close out its position.


        When a Portfolio writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of the deferred credit is subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Portfolio may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Portfolio will realize a gain or loss. Premiums from expired options written by a Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

        As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, even when traded on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

        A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

        FUTURES CONTRACTS. As discussed in the Prospectuses, the Portfolios may invest in futures contracts and options thereon (stock or bond index futures contracts or interest rate futures or options) to hedge or manage risks associated with a Portfolio's securities investments.

        To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Portfolio had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Portfolio might be required to make delivery of the instruments underlying futures contracts that it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to hedge effectively.


        There is an imperfect correlation between movements in the price of futures and movements in the price of the securities which are the subject of the hedge. As a result, the use of futures may not serve the objective of an index fund.

        The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

        Utilization of futures transactions by a Portfolio involves the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

        Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

        The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

        MONEY MARKET INVESTMENTS. As stated in the Prospectuses and subject to their respective investment policies, the Portfolios may invest in the following money market instruments for temporary defensive or other purposes: commercial paper, bankers' acceptances, certificates of deposit and time deposits, floating rate notes.

        Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

        REPURCHASE AGREEMENTS.  The Portfolios may enter into   repurchase
agreements with respect to their respective securities. Under the terms of a repurchase agreement, a Portfolio purchases securities from financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. Securities subject to repurchase agreements are held by the Portfolios' Custodian or in the Federal Reserve/Treasury book-entry system. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. The repurchase price generally equals 102% of the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities). Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the agreement at not less than the repurchase price, and securities subject to repurchase agreements are maintained by the Portfolios' Custodian in segregated accounts in accordance with the 1940 Act. Default by the seller could, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.


        REVERSE REPURCHASE AGREEMENTS. As described in the Prospectuses, the Portfolios may enter into reverse repurchase agreements (agreements under which a Portfolio sells portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Portfolio enters into such an arrangement, it will place, in a segregated custodial account, liquid assets having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

        Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities that it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Each Portfolio intends to limit its borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 5% of its net assets.

PORTFOLIO TURNOVER AND TRANSACTIONS

        Subject to the general control of the Fund's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolios.

        The Portfolios' rate of portfolio turnover may vary greatly from year to year as well as within a particular year. Portfolio turnover may also be affected by cash requirements for redemptions of shares and by requirements which enable a Portfolio to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions. These Portfolios follow an index strategy and, therefore, any variation in turnover rate should be related to the turnover of securities listed in each Portfolio's respective index.

        Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions. On the exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.


        The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in a Portfolio's interests.

        While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

        Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by a Portfolio. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to it by a Portfolio. Such information may be useful to the Adviser in serving both the Portfolios and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Portfolios. Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, the Administrator or any "affiliated person" (as such term is defined under the 1940 Act) or any of them acting as principal, except to the extent permitted by the SEC. In addition, the Portfolios will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

        Investment decisions for the Portfolios are made independently from those for other investment companies and accounts advised or managed by the Adviser. Such other investment companies and accounts may also invest in the same securities as the Portfolios. When a purchase or sale of the same security is made at substantially the same time on behalf of a Portfolio and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Portfolio and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained by the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

INVESTMENT LIMITATIONS

        The following investment limitations may be changed with respect to a particular Portfolio only by an affirmative vote of a majority of the outstanding shares of that Portfolio (as defined under "Other Information Concerning the Fund and Its Shares -- Miscellaneous" in the Portfolios' Prospectuses). These investment limitations supplement those that appear in the Prospectuses.


        THE PORTFOLIOS MAY NOT:

        1. Make investments for the purpose of exercising control or management.

        2. Purchase or sell real estate, provided that each Portfolio may invest in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein, provided further that, as described in the Prospectuses, the Bond Index Portfolio may invest in first mortgage loans, income participation loans and participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, and mortgage-backed securities.

        3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

        4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, provided that each Portfolio may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities, and provided further that the Portfolios may invest in futures contracts and related options in accordance with their respective investment activities and policies.

        5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to transactions by either Portfolio in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.


                               NET ASSET VALUE

        As stated in the applicable Prospectuses, the net asset value per share of each class of a Portfolio is calculated by adding the value of all of the portfolio securities and other assets belonging to a Portfolio, subtracting the liabilities charged to such class, and dividing the result by the number of outstanding shares of such class. "Assets belonging to" each class of a Portfolio consist of the consideration received upon the issuance of shares of each class of the Portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Fund not belonging to a particular Portfolio. Assets belonging to each class of a Portfolio are charged with the direct liabilities of each class of that Portfolio and with a share of the general liabilities of the Fund allocated in proportion to the relative net assets of that Portfolio and the Fund's other Portfolios. The determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of general assets, with respect to a particular class of a Portfolio are conclusive.

        Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities and other assets for which market quotations are not readily available are valued at fair value as determined in accordance with guidelines approved by the Fund's Board of Directors. In computing net asset value, the current value of a Portfolio's open futures contracts and related options will be "marked-to-market."

        Among the factors that ordinarily will be considered in valuing portfolio securities are the existence of restrictions upon the sale of the security by a Portfolio, the existence and extent of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel to the issuer may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

        Additionally, the Administrator may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods of valuation used by the pricing service will be reviewed by the Administrator under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used by the Administrator from time to time. In valuing a Portfolio's securities, the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances, and other factors which are deemed relevant in determining valuations for normal institutionalized trading units of debt securities and would not rely exclusively on quoted prices.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        Shares in each Portfolio are sold on a continuous basis by the Distributor. As described in the applicable Prospectuses, Trust shares and Institutional shares of each Portfolio are sold to certain qualified customers at their net asset value without a sales charge. Investor A shares of each Portfolio are sold to retail customers at the public offering price based on a Portfolio's net asset value plus a front-end load or sales charge as described in the applicable Prospectus.

        The Fund may redeem shares involuntarily if the net income with respect to a Portfolio's shares is negative or such redemption otherwise appears appropriate in light of the Fund's responsibilities under the 1940 Act.

        A hypothetical illustration of the computation of the public offering price per share of Investor A shares of the Portfolios, based on the projected value of each Portfolio's estimated net assets and projected number of outstanding shares on the date its shares are first offered for sale to public investors and the maximum front-end 2.5% sales charge currently applicable, is as follows:

                                     TABLE

                                               Equity Index
                                                 Portfolio      Bond Index Portfolio
                                               ------------     --------------------
 Net Assets                                       $10.00               $10.00
                                                   -----                -----
 Outstanding Shares                                    1                    1
                                                       -                    -

 Net Asset Value Per Share                        $10.00               $10.00
                                                   -----                -----

 Sales Charge, (2.50% of offering
 price, 2.60% of net asset value  per
 share)                                           $ 0.26               $ 0.26
 Offering to Public                               $10.26               $10.26
                                                   =====                =====

        Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

        In addition to the situations described in the Prospectuses under "How to Purchase and Redeem Shares," the Portfolios may redeem shares involuntarily to reimburse the Portfolios for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio shares as provided in the applicable Prospectuses from time to time.

EXCHANGE PRIVILEGE

        Shareholders may exchange all or part of their shares in the Portfolios as so described in the applicable Prospectus. Any rights an investor may have to reduce (or have waived) the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange.

        By use of the exchange privilege, the investor authorizes his or her Selected Dealer, Service Organization or the Distributor to act on telephonic instructions from any person representing himself or herself to be the investor and believed by the Selected Dealer, Service Organization or the Distributor to be genuine. The investor, Selected Dealer, Service Organization or the Distributor must notify the transfer agent of the investor's prior ownership of Portfolio shares and account number. The transfer agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders.


                ADDITIONAL YIELD AND TOTAL RETURN INFORMATION

        From time to time yields and total returns of Trust Shares, Institutional Shares and Investor A Shares (computed separately) of a Portfolio may be quoted in advertisements, shareholder reports or other communications to Shareholders.

        Yield Calculations. A Portfolio's 30 day "yield" described in the Prospectuses is calculated separately for Trust shares, Institutional shares and Investor A shares of a Portfolio by dividing the Portfolio's net investment income per share earned during a 30-day period by the maximum offering price per share (the "maximum offering price") with respect to Investor A shares and the net asset value per share with respect to Trust shares and Institutional shares on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Portfolio's net investment income per share (irrespective of series) earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes income dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                      a-b
                         Yield = 2 [(------- + 1)6 - 1]
                                       cd

Where:           a =  dividends and interest earned during the period.

                 b =  expenses accrued for the period (net of
                      reimbursements).

                 c = the average daily number of shares outstanding that were entitled to receive dividends.

                 d = maximum offering price per share on the last day
                     of the period.

        For the purpose of determining interest earned during the period (variable "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Portfolio. A Portfolio calculates interest earned on any debt obligation held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30 day period, or, with respect to obligations purchased during the 30 day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30 day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

        Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Portfolio to all shareholder accounts in proportion to the length of the base period and the Portfolio's mean (or median) account size. Investor A Shares, Institutional Shares and Trust Shares each bear separate fees applicable to each series of Shares. Undeclared earned income will not be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is net investment income which, at the end of the base period, has not been declared and paid as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

        The Fund currently calculates 30 day yield for its fixed income non-money market Portfolios but not for its equity Portfolios.


        Total Return Calculations. A Portfolio computes its "average annual total return" for each series of that Portfolio by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series by dividing the ending redeemable value of a hypothetical $1,000 payment by $1,000 (representing a hypothetical initial payment) and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


           ERV 1/n
T =      [(-------)  - 1]
              P

                 Where:   T = average annual total return

                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year
                          (or other)   periods (or a fractional portion
                          thereof)

                 P =      hypothetical initial payment of $1,000

                 n = period covered by the computation, expressed in terms of years

        A Portfolio computes its aggregate total returns separately for each series by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. The formula for calculating aggregate total return is as follows:

                                              ERV
                 Aggregate Total Return =  [(------)- 1]
                                               P

        The calculations of average annual total return and aggregate total return assume reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to a Portfolio's mean or median account size for any fees that vary with the size of the account. The ending redeemable value (variable "ERV" in each quotation) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges at the end of the period covered by the computation. In addition, a Portfolio's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales charge in connection with the purchase of Investor A shares.

        As stated in the Prospectus relating to Investor A shares, a Portfolio may also calculate total return figures for that Portfolio without deducting the maximum sales charge imposed on purchases or redemptions. The effect of not deducting the sales charge will be to increase the total return reflected.

IN GENERAL

        Investors may judge the performance of the Portfolios by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc., Russell, Salomon Brothers, Inc., LEHMAN BROTHERS, INC. or STANDARD & POOR'S RATINGS GROUP or any of their affiliates, the Consumer Price Index, the EAFE Index, the NASDAQ Composite, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc., (a widely recognized independent service which monitors the performance of mutual funds) Indata, Frank Russell, CDA, and the Bank Rate Monitor (which reports average yields for money market accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas). Other similar yield data, including comparisons to the performance of Mercantile repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes. Comparisons may also be made to indices or data published in the following national financial publications: Money Fund Report(R) published by IBC/Donoghue, MorningStar, CDA/Wiesenberger, Money Magazine, Forbes, Fortune, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and publications of Ibbotson Associates, Inc. and other publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

        From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Portfolios within the Fund; (5) descriptions of investment strategies for one or more of such Portfolios; (6) descriptions or comparisons of various investment products, which may or may not include the Portfolios; (7) comparisons of investment products (including the Portfolios) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of rankings or ratings by recognized rating organizations.


        Such data are for illustrative purposes only and are not intended to indicate past or future performance results of a Portfolio. Actual performance of the Portfolios' may be more or less than that noted in the hypothetical illustrations.

        Since performance will fluctuate, performance data for the Portfolios cannot necessarily be used to compare an investment in the Portfolios' shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. The current yield and performance of the Portfolios may be obtained by calling the Fund at: INVESTOR A SHARES -
(800) 452-ARCH; OR TRUST OR INSTITUTIONAL SHARES - (800) 452-4015.

                             DESCRIPTION OF SHARES

        The Fund's Articles of Incorporation authorize the Board of Directors to issue up to seven billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of the Fund into one or more additional classes or by setting or changing in any one or more respects, their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority the Fund's Board of Directors has authorized the issuance of fifty-five classes of shares representing interests in one of seventeen investment Portfolios: the Money Market, Treasury Money Market, Tax-Exempt Money Market, Growth & Equity Income, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, Kansas Tax-Exempt Bond, Equity Income, National Municipal Bond, Short-Intermediate Corporate Bond, Equity Index and Bond Index Portfolios. Trust shares, Institutional shares, Investor A shares and/or Investor B shares in each Portfolio are offered through separate prospectuses to different categories of investors. Portfolio shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, the shares will be fully paid and nonassessable.

        Except as noted in the Prospectuses with respect to certain sub-transfer agency expenses borne by Institutional shares and below with respect to the Administrative Services Plans for Trust shares and Institutional shares and the Distribution and Services Plan for Investor A shares, shares of each class of the Equity Index and Bond Index Portfolios bear the same types of ongoing expenses with respect to the Portfolio to which they belong. In addition, Investor A shares are subject to a front-end sales charge as described in the Prospectuses. The series also have different exchange privileges.

        In the event of a liquidation or dissolution of the Fund, shares of a Portfolio are entitled to receive the assets available for distribution belonging to that Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution. Shareholders of a Portfolio are entitled to participate equally in the net distributable assets of the particular Portfolio involved on liquidation, except that Trust shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Services Plan for those shares, Institutional shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Service Plan for those shares, and Investor A shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services Plan for those shares. In addition, Institutional shares will be solely responsible for the payment of certain sub-transfer agency fees attributable to those shares.

        Holders of all outstanding shares of a particular Portfolio will vote together in the aggregate and not by class, except that only Trust shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Portfolio's Administrative Services Plan for Trust shares, only Institutional shares of a Portfolio's will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Administrative Services Plan for Institutional shares, and only Investor A shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for Investor A shares. Further, shareholders of all of the Portfolios, irrespective of class, will vote in the aggregate and not separately on a Portfolio-by-Portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a "series" investment company such as the

Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series (Portfolio) affected by the matter. A Portfolio is considered to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of that Portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Fund's Portfolios voting without regard to class or Portfolio.


        Shares in the Fund's Portfolios will be issued without certificates.


                    ADDITIONAL INFORMATION CONCERNING TAXES

        The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

        Each Portfolio of the Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, (the "Code"). Each Portfolio intends to qualify each year as a regulated investment company. In order to so qualify for a taxable year under the Code, each Portfolio must satisfy, in addition to the distribution requirement described in the Prospectuses, certain other requirements set forth below.

        At least 90% of the gross income for a taxable year of each Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies (the "90% gross income test").

        A Portfolio also must derive less than 30% of its gross income for a taxable year from gains realized on the sale or other disposition of securities and certain other investments held for less than three months (the "30% test"). Interest (including original issue discount and accrued market discount) received by a Portfolio upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any income that is attributable to real red market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described below under "Taxation of Certain Financial Instruments," the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of a Portfolio's forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.


        Finally, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which that Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of such Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.


        Each Portfolio will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Portfolio's taxable year. Such distributions, if any, will be taxable to shareholders who are not currently exempt from federal income tax as long-term capital gains, no matter how long the shareholder has held these shares. Shareholders should note that, upon the sale or exchange of Portfolio shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

        Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (or at a maximum marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000).

        A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income each year to avoid liability for this excise tax.

        If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders, to the extent of the Portfolio's current and accumulated earnings and profits, and would be eligible for the dividends received deduction allowed to corporations.

        Each Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on his return payments of taxable interest or dividends.

        In those states and localities which have income tax laws, the treatment of a Portfolio and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net income may be taxable to shareholders as dividend income. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

        Special rules govern the federal income tax treatment of financial instruments that may be held by the Portfolios. These rules may have a particular impact on the amount of income or gain that a Portfolio must distribute to shareholders to comply with the distribution requirement, on the income or gain qualifying under the 90% gross income test, and on a Portfolio's ability to comply with the 30% test described above.

        Generally, futures contracts and options on futures contracts held by a Portfolio at the close of its taxable year are treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales are treated as short-term capital gain or loss and 60% of such gain or loss are treated as long-term capital gain or loss without regard to the period the Portfolio holds the futures contract or related option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those futures contracts and related options is adjusted to reflect any capital gain or loss taken into account by a Portfolio in a prior year as a result of the constructive sale of the contracts and options. Losses with respect to futures contracts to sell and related options, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Portfolio, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell and related options which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts and options from being treated for federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts and options, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.


        Some of the non-U.S. dollar denominated investments that the Portfolios may make, such as non-U.S. dollar-denominated debt securities and obligations and preferred stock may be subject to the provisions of Subpart J of the Code, which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar.
The types of transactions covered by these provisions include the following:
(1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options generally are not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and normally is taxable as ordinary gain or loss. A Portfolio may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the Portfolio and which are not part of a straddle. In accordance with Treasury Regulations, certain transactions subject to the special currency rules that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by a Portfolio which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

CONCLUSIONS


        The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS


        The directors and executive officers(1) of the Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                                                    Principal Occupations
                               Position with        During Past 5 years
Name and Address               the Fund             and other affiliations
----------------               -------------        ----------------------
Jerry V. Woodham(2)            Chairman of          Treasurer, St. Louis
St. Louis University           The Board; and       University, August, 1996
3500 Linden Blvd.              President and        to present; Treasurer,
Fitzgerald Hall                Director             Washington University,
St. Louis, MO 63103                                 1981 to 1995
Age:  53

Robert M. Cox, Jr.             Director             Senior Vice President,
Emerson Electric Co.                                Emerson Electric Co.
8000 W. Florissant Ave.                             since November 1990.
P.O. Box 4100
St. Louis, MO  63136-8506
Age: 51

Joseph J. Hunt                 Director             General Vice-President
Iron Workers District                               International Association of
  Council                                           Bridge, Structural and Orna-
3544 Watson Road                                    mental Iron Workers (Interna-
St. Louis, MO  63139                                tional Labor Union), January 1994
Age: 53                                             to present; General Organizer,
                                                    International Association of Bridge,
                                                    Structural and Ornamental Iron
                                                    Workers, September 1983 to
                                                    December 1993.

James C. Jacobsen              Director             Director, Kellwood Company,
Kellwood Company                                    (manufacturer of wearing
600 Kellwood Parkway                                apparel and camping soft
Chesterfield, MO  63017                             goods) since 1975; Vice Chairman,
Age: 61                                             Kellwood Company since May 1989.
____________________

1. Directors and officers of the Fund owned less than 1% of the outstanding shares of the Fund as of November 30, 1995.


2. Mr. Woodham is an "interested person" of the Fund as defined in the 1940 Act.

                                                        Principal Occupations
                             Position with              During Past 5 years
Name and Address             the Fund                   and other affiliations
----------------             -------------              ----------------------
Donald E. Kiernan            Director                   Senior Vice President -
Southwestern Bell                                       Finance and Treasurer,
Corporation                                             Southwestern Bell
175 E. Houston St.                                      Corporation since
P.O. Box 2933                                           December 1990; Vice
Room 7-A-50                                             President-Finance,
San Antonio, TX  78299                                  Southwestern Bell Corporation
Age: 55                                                 May 1990 to December 1990; Partner,
                                                        Ernst & Young (predecessor firm, Arthur
                                                        Young & Company), prior thereto.

Lyle L. Meyer                Director                   Vice President, The Jefferson
Jefferson Smurfit                                       Smurfit Corporation (manufacturer of
Corporation                                             paperboard and packaging materials),
8182 Maryland Avenue                                    April 1989 to present; President,
St. Louis, MO 63105                                     Smurfit Pension & Insurance Services
Age: 60                                                 Company, November 1982 to December
                                                        1992.

Ronald D. Winney*            Director and               Treasurer, Ralston
Ralston Purina Company       Treasurer                  Purina Company
Checkerboard Square                                     since 1985
St. Louis, MO 63164
Age: 54

W. Bruce McConnel, III       Secretary                  Partner of the law
Suite 1100                                              firm of Drinker Biddle
1345 Chestnut Street                                    & Reath, Philadelphia,
Philadelphia, PA 19107                                  Pennsylvania
Age: 53

Walter B. Grimm*             Assistant                  From June, 1992 to present,
3435 Stelzer Road            Secretary                  employee of BISYS Fund Services;
Age:  52                                                From Columbus, Ohio 432191981 to
                                                        present, President of Leigh
                                                        Investments Consulting/
                                                        Investments (investment
                                                        firm); from May, 1989 to
                                                        November, 1990, President
                                                        of Security Bank.

Stephen G. Mintos*           Vice President             From April, 1987 to present,
3435 Stelzer Road            and Assistant              employee of BISYS Fund Services.
Columbus, Ohio 43219         Treasurer
Age:  43
_____________________________

* Messrs. Grimm, Winney and Mintos are "interested persons" of the Fund as defined in the 1940 Act.

For the fiscal year ended November 30, 1995, the Directors received the following compensation:


                                                            PENSION OR
                                                            RETIREMENT
                                  AGGREGATE              BENEFITS ACCRUED     TOTAL COMPENSATION
                              COMPENSATION FROM          AS PART OF FUND      FROM THE FUND AND
   NAME OF DIRECTOR               THE FUND                   EXPENSE            FUND COMPLEX(1)
------------------------------------------------------------------------------------------------
Jerry V. Woodham                 $13,459.70                    $0                 $15,000.00

Robert M. Cox, Jr.                $8,973.13                    $0                 $10,000.00

Joseph J. Hunt                    $8,793.13                    $0                 $10,000.00
James C. Jacobsen                 $8,793.13                    $0                 $10,000.00

Donald E. Kiernan                 $8,793.13                    $0                 $10,000.00

Lyle L. Meyer                     $8,793.13                    $0                 $10,000.00
Ronald D. Winney                  $8,793.13                    $0                 $10,000.00

1 The "Fund Complex" includes The ARCH Fund, Inc. and, prior to its reorganization into The ARCH Fund, Inc., The ARCH Tax-Exempt Trust.

        Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

        MVA serves as investment adviser to each Portfolio. Pursuant to the advisory agreement, MVA has agreed to provide investment advisory services as described in the Portfolios' Prospectuses. MVA has agreed to pay all expenses incurred by it in connection with its activities under the agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Portfolios.

        The investment advisory agreement provides that MVA shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of its agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by it of its duties and obligations thereunder.

        Under its administration agreement with the Fund, BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator. The Administrator has agreed to maintain office facilities for the Portfolios, furnish the Portfolios with statistical and research data, clerical, accounting, and certain bookkeeping services, stationery and office supplies, and certain other services required by the Portfolios, and to compute the net asset value and net income of the Portfolios. The Administrator prepares annual and semi-annual reports to the SEC on Form N-SAR, compiles data for and prepares federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian and transfer agent, prepares the Fund's compliance filings with state securities commissions, maintains the registration or qualification of shares for sale under the securities laws of any state in which the Fund's shares shall be registered, assists in the preparation of annual and semi-annual reports to shareholders of record, participates in the periodic updating of the Fund's Registration Statement, prepares and assists in the timely filing of notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act, arranges for and bears the cost of processing share purchase, exchange and redemption orders, keeps and maintains the Portfolios' financial accounts and records including calculation of daily expense accruals, monitors compliance procedures for each of the classes of the Fund's Portfolios with each Portfolio's investment objective, policies and limitations, tax matters, and applicable laws and regulations, and generally assists in all aspects of the Portfolios' operations. The Administrator bears all expenses in connection with the performance of its services, except that a Portfolio bears any expenses incurred in connection with any use of a pricing service to value portfolio securities. (See "Net Asset Value" above).


        From time to time, MVA and the Administrator may voluntarily waive a portion or all of their respective fees otherwise payable to them with respect to the Fund's Portfolios in order to increase the net income available for distribution to shareholders.

        In addition, the Portfolios' advisory and administration agreements provide that if expenses borne by any Portfolio in any fiscal year exceed expense limitations imposed by applicable state securities regulations, (i) MVA will reimburse the Fund for 60% of such excess expenses and (ii) the Administrator will reimburse the Fund for a portion of any such excess expenses in an amount equal to the proportion that the administration fees otherwise payable by the Portfolio to the Administrator bears to the total amount of the investment advisory and administration fees otherwise payable by the Portfolio, in each case to the extent required by such regulations. To the Fund's knowledge, it is not presently subject to any expense limitation. The fees that financial institutions, Service Organizations, and Selected Dealers may charge to customers for services provided in connection with their investments in the Portfolios are not covered by the state securities expense limitations described above.

CUSTODIAN AND TRANSFER AGENT


        Mercantile is Custodian of the Portfolios' assets pursuant to a Custodian Agreement. Under the Custodian Agreement, Mercantile has agreed to
(i) maintain a separate account or accounts in the name of each Portfolio; (ii) receive and disburse money on behalf of each Portfolio; (iii) collect and receive all income and other payments and distributions on account of each Portfolio's portfolio securities; (iv) respond to correspondence relating to its duties; and (v) make periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio. Mercantile may, at its own expense, open and maintain a custody account or accounts on behalf of each Portfolio with other banks or trust companies, provided that Mercantile shall remain liable for the performance of all of its custodial duties under the Custodian Agreement, notwithstanding any delegation. Mercantile is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Portfolios, provided that Mercantile shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company servicing as sub-custodian.

        In the opinion of the staff of the SEC, since the Custodian is an affiliate of the investment adviser, the Fund and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act. Accordingly the Fund and the Custodian intend to comply with the requirements of such rule.

        Pursuant to the Custodian Agreement with the Fund, each Portfolio pays Mercantile an annual fee. This fee, which is paid monthly, is calculated as the greater of $6,000 or $.30 for each $1,000 of such Portfolio's average daily net assets, plus $15.00 for each purchase, sale or delivery of a security upon its maturity date, $50.00 for each interest collection or claim item, $20.00 for each transaction involving GNMA, tax-free or other non-depository registered items with monthly dividends or interest, $30.00 for each purchase, sale or expiration of an option contract, $50.00 for each purchase, sale or expiration of a futures contract, and $15.00 for each repurchase trade with an institution other than Mercantile. In addition, each Portfolio pays Mercantile's incremental costs in providing foreign custody services for any foreign-denominated and foreign-held securities and reimburses Mercantile for out-of-pocket expenses related to such services.

        BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent (in those capacities, the "Transfer Agent") pursuant to a Transfer Agency Agreement. Under the Agreement, the Transfer Agent has agreed to (i) process shareholder purchase and redemption orders;
(ii) maintain shareholder records for each of the Portfolios' shareholders;
(iii) process transfers and exchanges of shares of the Portfolios; (iv) issue periodic statements for each of the Portfolios' shareholders; (v) process dividend payments and reinvestments; (vi) assist in the mailing of shareholder reports and proxy solicitation materials; and (vii) make periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio.

DISTRIBUTOR AND SERVICE ORGANIZATIONS

        BISYS Fund Services (the "Distributor"), an affiliate of the Administrator, serves as the Distributor of the Portfolios' shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, sells shares of the Portfolios on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares. With respect to a Portfolio's Trust shares and Institutional shares, no compensation is payable by the Fund to the Distributor for distribution services. With respect to a Portfolio's Investor A shares, the Distributor is entitled to receive a portion of the front-end sales charge imposed on such shares. In addition, under the Distribution and Services Plans for Investor A shares described below, the Distributor is entitled to a distribution fee at the annual rate of .10% for distribution services. (For information regarding the distribution services provided and distribution fees payable thereunder, see "Distribution and Services Plan(s)" under "Management of the Fund" in the Prospectuses and "The Plans" below).

THE PLANS

        DISTRIBUTION AND SERVICES PLANS. As described in the Prospectuses, the Fund has adopted a Distribution and Services Plan with respect to Investor A shares of the Portfolios pursuant to the 1940 Act and Rule 12b-1 thereunder. Any material amendment to the Plan or arrangements with the Distributor or Service Organizations (which may include selected dealers and affiliates of the Fund's Adviser) must be approved by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors") and by a majority of the Investor A shares of the Portfolio. Pursuant to the Plan, the Fund may enter into Servicing Agreements with broker-dealers and other organizations ("Servicing Agreements") that purchase Investor A of a Portfolio. The Servicing Agreements provide that the Servicing Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Investor A shares. Services provided pursuant to the Servicing Agreements may include such services as providing information periodically to customers showing their positions in Investor A shares and monitoring services for their customers who have invested in Investor A shares, including the operation of telephone lines for daily quotations of return information.

        ADMINISTRATIVE SERVICES PLANS. As stated in the applicable Prospectuses, separate Administrative Services Plans have been adopted with respect to Trust shares and Institutional shares of the Portfolios. Pursuant to each Plan and the Distribution and Services Plan described above, the Fund may enter into Servicing Agreements with banks, trust departments, and other financial institutions and with broker-dealers and other organizations ("Service Organizations") that purchase Trust shares, Institutional shares or Investor A shares of a Portfolio, respectively. The Servicing Agreements provide that the Service Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Trust Shares, Institutional shares or Investor A shares, respectively. Services provided pursuant to the Servicing Agreements may include some or all of the following services: (i) processing dividend and distribution payments from the Portfolios on behalf of customers; (ii) providing information periodically to customers showing their positions in Trust, Institutional or Investor A shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the particular Service Organization; (v) providing sub-accounting with respect to shares owned of record or beneficially by customers or the information necessary for sub-accounting; (vi) as required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers;
(vii) forwarding to customers proxy statements and proxies containing any proposals regarding Servicing Agreements or the related Plan; (viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(x) maintaining records relating to each customer's share transactions; or (xi) other similar services if requested by the Fund and permitted by law. In addition, Service Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Investor A shares, including the operation of telephone lines for daily quotations of return information.


        OTHER PLAN INFORMATION. The Board of Directors has approved each Plan and its respective arrangements with the Distributor, Service Organizations and broker-dealers based on information provided by the Fund's service contractors that there is a reasonable likelihood that these Plans and arrangements will benefit the Portfolios and their shareholders. Pursuant to each Plan, the Board of Directors reviews, at least quarterly, a written report of the amounts of distribution fees and servicing fees expended pursuant to each Plan and the Service Organizations and the purposes for which the expenditures were made.
So long as the Fund has one or more of the above described Plans in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund will be committed to the discretion of such Disinterested Directors.

        Depending upon the terms governing the particular customer accounts, Service Organizations, selected dealers, and other institutions may also charge their customers directly for cash management and other services provided in connection with the accounts, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. An investor should therefore read the Prospectuses and this Statement of Additional Information in light of the terms of his or her account with a Service Organization, selected dealer, or other institution before purchasing Trust or Investor shares of a Portfolio.

        FUND EXPENSES. As discussed previously, the Portfolios' service contractors bear all expenses in connection with the performance of their services, except that the Portfolios bear certain expenses incurred pursuant to their Distribution and Services Plan, their Administration Services Plans and certain sub-transfer agency fees (with respect to Institutional shares). The Portfolios bear the expenses incurred in their operations. Fund expenses include taxes, interest, fees and salaries of its directors and officers, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, distribution fees for distribution services provided to and expenses assumed in connection with marketing Investor A shares, charges of the Custodian, transfer agent, and dividend disbursing agent, Service Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of any independent pricing service, costs of shareholder reports and meetings and any extraordinary expenses. The Portfolios also pay for brokerage fees, commission and other transaction charges (if any) incurred in connection with the purchase and sale of portfolio securities.


        REGULATORY MATTERS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, State Securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

        Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and their shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

        If current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing Shares of an investment company were relaxed, Mercantile or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

        Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by a Portfolio to a financial intermediary in connection with the investment of fiduciary funds in a Portfolio's Shares.

Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.


                              INDEPENDENT AUDITORS


        For the fiscal year ended November 30, 1995, KPMG Peat Marwick LLP, certified public accountants, with offices at Two Nationwide Plaza, Columbus, Ohio 43215, served as independent auditors for the Fund. KPMG Peat Marwick LLP performs an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Directors.


                                    COUNSEL

        Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Fund, is a partner), Suite 1100, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Fund and will pass upon certain legal matters on its behalf.


                                 MISCELLANEOUS

        As of September 27, 1996, Mercantile held of record 99.314% and 68.32% of the outstanding Institutional and Trust shares, respectively, in the Money Market Portfolio; 97.539% and 80.942% of the outstanding Institutional and Trust shares, respectively, in the Treasury Money Market Portfolio; 84.76% of the outstanding Trust shares in the Tax-Exempt Money Market Portfolio; 97.608% and 97.111% of the outstanding Institutional and Trust shares, respectively, in the Growth & Income Equity Portfolio; 99.251% and 59.012% of the outstanding Institutional and Trust shares, respectively, in the Emerging Growth Portfolio; 96.985% and 98.108% of the outstanding Institutional and Trust shares, respectively, in the Government & Corporate Bond Portfolio; 99.999% and 94.369% of the outstanding Institutional and Trust shares, respectively, in the U.S. Government Securities Portfolio; 96.392% of the outstanding Trust shares in the Balanced Portfolio; 98.456% and 94.174% of the outstanding Institutional and Trust shares, respectively, in the International Equity Portfolio; 95.925% of the outstanding Trust shares in the Short-Intermediate Municipal Portfolio; 99.68% of the outstanding Trust shares in the Missouri Tax-Exempt Bond Portfolio, as fiduciary or agent on behalf of its customers. Mercantile is a wholly owned subsidiary of Mercantile Bancorporation Inc., a Missouri corporation. Under the 1940 Act, Mercantile may be deemed to be a controlling person of the Fund.

        As of the same date, the following institutions also owned of record 5% or more of the Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - First Union National Bank, CMG 2-1151 Attn: Funds Group, 401 South Tryon Street, Charlotte, NC 28288 (9.580%); Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (10.963%); Mercantile Bank NA Trust, Trust Securities Unit 17-1,
Attn: Dede Clark, P.O. Box 387 Main Post Office, St. Louis, MO 63166 (33.119%); BISYS Fund Services, PBO Mercantile EOD Sweep, Attn: Linda Zerbe, First and Market Building, Suite 300, Pittsburgh, PA 15222 (35.201%); Institutional Shares
- Mercantile Bank St. Louis, NA Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (99.314%); Investor A Shares - BHC Securities, Attn: Cash Balance Sweep Dept., One Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103 (86.715%); Mercantile Investment Services, Inc., Firm Capital Account, Attn: Judy Horbelt, P.O. Box 790121, St. Louis, MO 63179-0121 (5.406%); Mercantile Bank of St. Louis, NA Custodian Pheba A. Steinmeyer, IRA, 314 Westbrook, Ofallon, MO 63366 (5.527%); Alberta Buenemann and Ernie W. Buenemann, TRST Alberta Buenemann Rev Liv Trust, DTD 08/30/91, 1649 Sand Run Rd., Troy, MO 63379 (7.451%); Mercantile Bank of St. Louis, NA, Custodian Wayne
D. Matheis, Rollover IRA, RR2 Box 142, Russellville, MO 65074 (12.734%); Mercantile Bank of St. Louis, NA Custodian Edwin C. Hogrebe, IRA, 5537 Goethe, St. Louis, MO 63109 (5.182%); Merlin R. Burke and Mary Alice Burke, JTWROS, 2516 Highland, Sedalia, MO 65301 (5.251%).

        As of the same date, the following institutions also owned of record 5% or more of the Treasury Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Hawaiian Trust Company Ltd., Trust Short-Term Investment Fund, P.O. Box 3170, Honolulu, HI 96802-3170 (8.747%); Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (9.321%); Mercantile Bank NA Trust, Trust Securities Unit 17-1, Attn: Dede Clark, P.O. Box 387 Main Post Office, St. Louis, MO 63166 (55.239%); BISYS Fund Services, PBO Mercantile EOD Sweep, Attn: Linda Zerbe, First and Market Building, Suite 300, Pittsburgh, PA 15222 (25.703%); Institutional Shares - Mercantile Bank St. Louis, NA Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (97.539%); Investor A Shares - BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103 (31.059%); Mercantile Bank of St. Louis NA, Custodian Richard E. Crippa, Rollover IRA, 2948 Castelford Drive, Florissant, MO 63033 (6.283%); St. Louis Regional Medical Center, Attn: Sharon Edison, 5535 Delmar Blvd., St. Louis, MO 63112 (57.461%).

        As of the same date, the following institutions also owned of record 5% or more of the Tax-Exempt Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Mercantile
Bank NA Trust, Trust Securities Unit 17-1, Attn: Dede Clark, P.O. Box 387 Main Post Office, St. Louis, MO 63166 (76.872%) Investor B Shares - First American Bank LA, Trust Department, Attn: Bill Keith, P.O. Box 7232, Monroe, LA 71211 (10.617%); BISYS Fund Services, PBO Mercantile BOD Sweep, Attn: Linda Zerbe, First and Market Building, Suite 300, Pittsburgh, PA 15222 (7.888%); Investor A Shares - BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103 (98.072%).

        As of the same date, the following institutions also owned of record 5% or more of the International Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, Attn:
Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (45.824%); Locust & Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (48.360%); Boat & Co., P.O. Box 14737, St. Louis, MO 63178-4737 (5.634%);
Institutional Shares - Locust and Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (98.456%); Investor A Shares - BHC
Securities Inc., Trade House Acct., 2005 Market Street, Philadelphia, PA 19103 (45.966%); Frances Dakers, 200 E. 89th St., 28D, New York, NY 10128 (14.052%);
Investor B Shares - BHC Securities, Inc., FAO 24275966, Attn: Mutual Funds Dept., One Commerce Square, Suite 1200, Philadelphia, PA 19103 (5.686%).

        As of the same date, the following institutions also owned of record 5% or more of the Growth & Income Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (75.409%); Olive & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (21.702%); Institutional Shares - Locust & Company, Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (97.608%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn:
Mutual Fund Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (34.929%).

        As of the same date, the following institutions also owned of record 5% or more of the Emerging Growth Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - State Street Bank & Trust Co., Trustee Pioneer Hi-Bred International Savings Plan Trust, One Enterprise Drive, Mail Stop D13, North Quincy, MA 02171 (12.335%); Olive & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (13.726%); American Bar Endowment, 750 North Lake Shore Drive, Chicago, IL 60611 (5.784%) Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (45.286%); Boatmens Trust Co, TRST Carpenters Pension Trust Fund, Attn: William Grayson, 100 N. Broadway, St. Louis, MO 63102 (6.727%); Institutional Shares - Locust & Company, Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (93.453%); Mercantile Bank, Expediter Daily Valuation Account, Attn: Institutional Retirement Team 16-2, P.O. Box 387, St. Louis, MO 63166 (5.798%) Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (41.414%); Investor B Shares - BHC Securities Inc., FAO 24044848, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (5.342%).

        As of the same date, the following institutions also owned of record 5% or more of the U.S. Government Securities Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - First American Bank of Louisiana, Attn: Gerald Ferrar, P.O. Box 7232, Monroe, LA 71211 (5.371%); Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (60.025%); Olive & Company,
Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (34.344%); Institutional Shares - Locust & Company, Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (99.999%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (13.165%); Mercantile Bank of St. Louis NA, Custodian Robert W. Davis, Rollover IRA, 818 Broadway, Elsberry, MO 63343-1109 (6.487%); Investor B Shares - BHC Securities Inc., FAO 24130191, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (14.830%); BHC Securities Inc., FAO 24275966, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (9.542%).

        As of the same date, the following institutions also owned of record 5% or more of the Balanced Portfolio's outstanding share as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank
St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (96.392%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (19.542%); Investor B Shares - Mercantile Bank of St. Louis NA, Custodian Richard Dell Wood, SEP IRA, 3114 Pickett Road, St. Joseph, MO 64503 (8.489%); BHC Securities Inc., FAO 24123548, Attn: Mutual

Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (6.370%); BHC Securities Inc., FBO 24273057, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (9.126%); Mercantile Bank of St Louis, NA Custodian Gerald C. Pasch, IRA, 2817 Duncan, St. Joseph, MO 64507 (8.177%); Mercantile Bank of St. Louis, NA Custodian Edmund Frances CODR, Rollover IRA, 2820 South 42nd Street, St. Joseph, MO 64503 (7.861%); Mercantile Bank of St. Louis, NA Custodian David J. Neumann, IRA, 2330 Goff Avenue, St. Joseph, MO 64505 (6.641%); Mercantile Bank of St. Louis, NA Custodian Betty J. Renfro, IRA, 2317 Penn, St. Joseph, MO 64507 (5.324%).

        As of the same date, the following institutions also owned of record 5% or more of the Government & Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, Mo 63166-0387 (53.916%); Olive & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (44.192%); Institutional Shares - Locust & Company, Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (96.985%); Investor A Shares - BHC Securities Inc., Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (12.661%); Mercantile Bank of St. Louis NA, Custodian Eugene P. Tucker, IRA Rollover, 70 Berkshire, St. Louis, MO 63117 (5.421%); Investor B Shares - Mercantile Bank of St. Louis, NA Custodian Gerald C. Pasch, IRA, 2817 Duncan, St. Joseph, MO 64507 (6.962%); Mercantile Bank of St. Louis, NA Custodian Wayne D. Matheis, Rollover IRA, RR2 Box 142, Russellville, MO 65074 (8.678%); Alberta Buenemann and Ernie
W. Buenemann, TRST Alberta Buenemann Rev Liv Trust, DTD 08 30 91, 1649 Sand Run Rd., Troy MO 63379 (5.123%) BHC Securities Inc., FAO 24294267, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (6.204%); BHC Securities Inc., FAO 24297770, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (13.139%).

        As of the same date, the following institutions also owned of record 5% or more of the Short - Intermediate Municipal Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company,
Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (95.925%); Investor A Shares - Ben J. Fazio and Antonina Fazio, JTWROS, 9912 Emil Avenue, St Louis, MO 63126 (97.971%).

        As of the same date, the following institutions also owned of record 5% or more of the Missouri Tax-Exempt Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387; St. Louis MO 63166-0387 (13.268%); Olive & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis MO 63166-0387 (86.412%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (30.326%); Investor B Shares - BHC Securities Inc., FAO 24126820, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (12.393%); BHC Securities Inc., FAO 24131119, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (5.439%); BHC Securities Inc., FBO 24017977, Attn: Mutual Funds Dept., 100 N. 20th Street, Philadelphia, PA 19103 (8.925%); BHC Securities Inc. FAO 24286677,
Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (8.286%); BHC Securities INc., FAO 24290504, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (13.775%); BHC Securities Inc., FAO 24293705 Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (6.271%).

        On the basis of information received from these institutions, the Fund believes that substantially all of the shares owned of record were also beneficially owned by these institutions because they possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.

        As used in the Statement of Additional Information and in the Prospectuses of the same date, "assets belonging to a Portfolio" means the consideration received by the Fund upon the issuance or sale of shares in that Portfolio, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, any funds or payments derived from any reinvestments of such proceeds, and a portion of any general assets of the Fund not belonging to a particular Portfolio. Assets belonging to a particular Portfolio are charged with the direct liabilities in respect of that Portfolio and with a share of the general liabilities of the Fund which are normally allocated in proportion to the relative net asset levels of the respective Portfolios. Determinations by the Board of Directors as to the direct and allocable liabilities, and allocable portion of any general assets, with respect to a particular Portfolio are conclusive.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS


        A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

        "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

        "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

        "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

        "B" - Issue has only a speculative capacity for timely payment.

        "C" - Issue has a doubtful capacity for payment.

        "D" - Issue is in payment default.


        Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

        "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.


        "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

        "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

        "Not Prime" - Issuer does not fall within any of the Prime rating categories.


        The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D- 3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

        "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

        "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

        "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

        "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


        "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

        "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

        "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


        Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

        "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

        "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

        "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

        "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

        "D" - Securities are in actual or imminent payment default.

        Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


        Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

        "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

        "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

        "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

        "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


        IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

        "A1+" - Obligations supported by the highest capacity for timely repayment.

        "A1" - Obligations are supported by a strong capacity for timely repayment.

        "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

        "A3" - Obligations are supported by a satisfactory capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

        "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

        "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

        "D" - Obligations which have a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

        The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

        "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

        "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

        "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        "CI" - This rating is reserved for income bonds on which no interest is being paid.

        "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

        PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

        The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


        "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

        "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

        Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

        Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.


        The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

        "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

        "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

        "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

        "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

        "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

        To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


        The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

        "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

        "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

        "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

        To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

        IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

        "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

        "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

        "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

        "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

        "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

        IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


        Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

        "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

        "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

        "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

        "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

        "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

        "D" - This designation indicates that the long-term debt is in default.

        PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                    FORM N-1A

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements:


                  (1)      Not Applicable.


         (b)      Exhibits:

                  (1)      (a)      Articles of Incorporation dated September 9,
                                    1982.(3)

                           (b) Articles Supplementary to Registrant's Articles of Incorporation dated October 28, 1982.(3)

                           (c) Articles Supplementary to Registrant's Articles of Incorporation dated December 22, 1987.(3)

                           (d) Articles Supplementary to Registrant's Articles of Incorporation dated as of October 30, 1990.(3)

                           (e) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 9, 1990.(3)

                           (f) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 19, 1991.(3)

                           (g) Certificate of Correction dated April 30, 1991 to Articles Supplementary dated as of March 19, 1991.(3)

                           (h) Articles Supplementary to Registrant's Articles of Incorporation dated as of June 25, 1991.(3)

                           (i) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 15, 1991.(3)

                           (j) Articles Supplementary to Registrant's Articles of Incorporation dated as of January 26, 1993.(3)

                           (k) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 23, 1993.(3)

                           (l) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 7, 1994.(3)

                           (m) Certificate of Correction dated October 17, 1994 to Articles Supplementary dated as of March 8, 1994 to Registrant's Articles of Incorporation.(3)

                           (n) Articles Supplementary to Registrant's Articles of Incorporation dated as of February 22, 1995.(3)

                           (o) Articles Supplementary to Registrant's Articles of Incorporation dated as of April 17, 1995.(3)


                           (p) Articles Supplementary to Registrant's Articles of Incorporation dated July 7, 1995.


                           (q) Articles Supplementary to Registrant's Articles of Incorporation dated September 20, 1995.(3)


                           (r) Articles Supplementary to Registrant's Articles of Incorporation dated August 30, 1996.

                           (s)      Form of Articles Supplementary to
                                    Registrant's Articles of Incorporation.


                  (2)      (a)      By-Laws as approved and adopted by Regis-
                                    trant's Board of Directors are incorporated herein by reference to Exhibit (2) of Registrant's Registration Statement on Form
                                    N-1, filed on September 10, 1982.

                           (b) Amendment No. 1 to Registrant's By-Laws adopted June 28, 1983 is incorporated herein by reference to Exhibit (2)(b) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on January 20, 1984.

                           (c) Amendment No. 2 to Registrant's By-Laws adopted November 23, 1987 is incorporated herein by reference to Exhibit (2)(c) of

                  Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on March 31, 1988.

         (3)      None.

         (4)      None.

         (5)      (a)      Amended and Restated Advisory Agreement between
                           Registrant and Mississippi Valley Advisors Inc. dated
                           April 1, 1991.(3)

                  (b) Addendum No. 1 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Treasury Money Market Portfolio, dated as of September 27, 1991.(3)

                  (c) Addendum No. 2 to Amended and Restated Advisory Agreement between the Registrant and Mississippi Valley Advisors, Inc. with respect to the ARCH Emerging Growth Portfolio, dated as of April 1, 1992.(3)

                  (d) Addendum No. 3 to Amended and Restated Advisory Agreement between the Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Balanced Portfolio dated April 1, 1993.(3)

                  (e) Addendum No. 4 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated March 15, 1994.(3)

                  (f) Addendum No. 5 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Short-Intermediate Municipal Portfolio dated July 10, 1995.(3)

                  (g) Addendum No. 6 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.
                           (3)

                  (h) Form of Addendum No. 7 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors

                           Inc. with respect to the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios.(3)


                  (i) Form of Addendum No. 8 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Index and Bond Index Portfolios.

                  (j) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Clay Finlay, Inc. dated August 29, 1996.


         (6)      (a)      Distribution Agreement between Registrant and The
                           Winsbury Company Limited Partnership dated October 1,
                           1993 is incorporated herein by reference to Exhibit
                           (6)(a) of Post-Effective Amendment No. 25 to
                           Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                  (b) Addendum No. 1 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                  (c) Addendum No. 2 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to Investor B Shares of the non-money market Portfolios dated March 1, 1995 is incorporated herein by reference to Exhibit (6)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                  (d) Addendum No. 3 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                  (e) Addendum No. 4 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(3)


                  (f) Form of Addendum No. 5 to Distribution Agreement between the Registrant and BISYS Fund Services with respect to the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios(3).

                  (g) Form of Addendum No. 6 to Distribution Agreement between the Registrant and BISYS Fund Services with respect to the Equity Index and Bond Index Portfolios.

                  (h) Amendment No. 1 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership dated as of September 29, 1995.(1)


         (7)      None.

         (8)      (a)      Custodian Agreement between Registrant and Mercantile
                           Bank of St. Louis, National Association dated as of
                           April 1, 1992 is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 17 to
                           Registrant's Registration Statement on Form N-1A, filed March 31, 1992.

                  (b) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated April 1, 1995 is incorporated herein by reference to Exhibit (8)(b) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                  (c) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                  (d) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated September 29, 1995.(3)

                  (e) Form of Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association.(3)


                  (f) Form of Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association.

                  (g) Global Sub-Custodian Agreement among Bankers Trust Company of New York, Registrant and Mercantile Bank of St. Louis, National Association dated as of April 1, 1994 is incorporated herein by reference to Exhibit (8)(j) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                  (h) Securities Lending Amendment dated August 4, 1994 to Custodian Agreement dated April 1, 1992 between Registrant and Mercantile Bank of St. Louis, National Association is incorporated herein by reference to Exhibit (8)(k) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.


         (9)      (a)      Administration Agreement between Registrant and
                           The Winsbury Service Corporation dated October 1,
                           1993 is incorporated herein by reference to Exhibit
                           (9)(a) of Post-Effective Amendment No. 25 to
                           Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                  (b) Addendum No. 1 to Administration Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                  (c) Addendum No. 2 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor

                           B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.


                  (d) Addendum No. 3 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.(3)


                  (e) Addendum No. 4 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(3)

                  (f) Form of Addendum No. 5 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios.(3)


                  (g) Form of Addendum No. 6 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios.

                  (h) Transfer Agency Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                  (i) Addendum No. 1 to Transfer Agency Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment

                           No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.


                  (j) Addendum No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                  (k) Addendum No. 3 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                  (l) Addendum No. 4 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.(3)

                  (m) Form of Addendum No. 5 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios.(3)

                  (n) Form of Addendum No. 6 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios.

                  (o) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated as of September 29, 1995.(1)

                  (p) Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 1995.(3)

         (q)      (1)      Distribution and Services Plan (Investor A
                           Shares) under Rule 12b-1 and Form of Agreement.

                  (2) Distribution and Services Plan (Investor B Shares) under Rule 12b-1 and Form of Agreement.(4)


                  (3) Administrative Services Plan (Trust Shares) and Form of Agreement.

                  (4) Administrative Services Plan (Institutional Shares) and Form of Agreement.

(10)     Opinion and consent of counsel.(2)

(11)     (a)      Consent of Drinker Biddle & Reath.

         (b)      Consent of KPMG Peat Marwick LLP.

(12)     None.

(13)     (a)      Purchase Agreement between Registrant and Shearson/American
                  Express Inc. dated November 23, 1982, is incorporated herein by reference to Exhibit (13) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1, filed on
                  November 24, 1982.

         (b) Purchase Agreement between Registrant and The Winsbury Service Corporation dated April 1, 1994 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

         (c) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of February 28, 1995 are incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

         (d) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of July 7, 1995 are incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 31 to Registrant's

                  Registration Statement on Form N-1A, filed September 20, 1995.

         (e) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated September 29, 1995.(3)

         (f) Form of Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc.(3)


         (g) Form of Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc.


(14)     None.

(15)     None.

(16)     (a)      Schedule of Computation of Performance Calculations for
                  Investor A (formerly Investor) Shares and Trust Shares of the
                  Money Market, Treasury Money Market, Government & Corporate
                  Bond, Growth & Income Equity, U.S. Government Securities,
                  Emerging Growth and Balanced Portfolio are incorporated herein by reference to Exhibit (16) of Post-Effective Amendment No.
                  24 to Registrant's Registration Statement on Form N-1A, filed on March 31, 1994.

         (b) Schedule of Computation of Performance Calculations for Investor A (formerly Investor), Trust and Institutional Shares of the International Equity Portfolio is incorporated herein by reference to Exhibit (16)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

         (c) Schedule of Computation of Performance Calculations for Institutional Shares of the Money Market, Treasury Money Market, Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth, Balanced and International Equity Portfolios is incorporated herein by reference to Exhibit (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

         (d) Schedule of Computation of Performance Calculations for Investor B Shares of the Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth, Balanced and International Equity Portfolios is incorporated herein by reference to Exhibit (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.


         (e) Schedule of Computation of Performance Calculations for Trust Shares and Investor A Shares of the Short-Intermediate Municipal Portfolio.(1)


         (f) Schedule of Computation of Performance Calculations for Trust and Investor A Shares of the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios and for Investor B Shares of the Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios.(3)


(17)     Not Applicable.


(18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.






1. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 2, 1996.

2. Filed under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice on January 29, 1996.

3. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on February 28, 1996.

4. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on form N-1A (File No. 2-79285) on March 28, 1996.

Item 25.          Persons Controlled By or Under Common Control with
                  Registrant

          Not Applicable.

Item 26.          Number of Holders of Securities

         As of  August 31, 1996:




                                                                                                    Number of
                    Title of Class                                                               Record Holders
                    --------------                                                               --------------

Class A Common Stock (The ARCH
  Money Market Portfolio)................................................................                 153
Class A - Special Series 1 Common Stock
  (The ARCH Money Market
  Portfolio).............................................................................                 252
Class A - Special Series 2 Common Stock
  (The ARCH Money Market Portfolio)......................................................                   3
Class A - Special Series 3 Common Stock
  (The ARCH Money Market
  Portfolio).............................................................................                  46
Class B Common Stock (The ARCH
  (Treasury Money Market
  Portfolio).............................................................................                   9
Class B - Special Series 1 Common Stock
  (The ARCH Treasury Money Market
  Portfolio).............................................................................                  49
Class B - Special Series 2 Common Stock
  (The ARCH Treasury Money Market
  Portfolio).............................................................................                   3
Class C Common Stock (The ARCH
  Growth & Income Equity
  Portfolio).............................................................................               1,245
Class C -Special Series 1 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio).............................................................................                  14
Class C -Special Series 2 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio).............................................................................                   4
Class C -Special Series 3 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio).............................................................................                 427
Class D Common Stock (The ARCH
  Government & Corporate Bond
  Portfolio).............................................................................                 232
Class D - Special Series 1 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio).............................................................................                   6
Class D - Special Series 2 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio).............................................................................                   4
Class D - Special Series 3 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio).............................................................................                  53
Class E Common Stock (The ARCH
  U.S. Government Securities
  Portfolio).............................................................................                 230

                                                                                                      Number of
              Title of Class                                                                        Record Holders
              --------------                                                                        --------------


Class E - Special Series 1 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio).............................................................................                   5
Class E - Special Series 2 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio).............................................................................                   2
Class E - Special Series 3 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio).............................................................................                  50
Class F Common Stock (The ARCH Emerging
  Growth Portfolio)......................................................................                 905
Class F - Special Series 1 Common Stock
  (The ARCH Emerging Growth
  Portfolio).............................................................................                  21
Class F - Special Series 2 Common Stock
  (The ARCH Emerging Growth
  Portfolio).............................................................................                   4
Class F - Special Series 3 Common Stock
  (The ARCH Emerging Growth
  Portfolio).............................................................................                 252
Class G Common Stock (The ARCH Balanced
  Portfolio).............................................................................                 240
Class G - Special Series 1 Common Stock
  Common Stock (The ARCH Balanced
  Portfolio).............................................................................                   3
Class G - Special Series 2 Common Stock
  Stock (The ARCH Balanced
  Portfolio).............................................................................                   4
Class G Common Stock - Special Series 3
  Common Stock (The ARCH Balanced
  Portfolio).............................................................................                  45
Class H Common Stock (The ARCH
  International Equity
  Portfolio).............................................................................                 232
Class H - Special Series 1 Common
  Stock - (The ARCH International Equity
  Portfolio).............................................................................                   5
Class H - Special Series 2 Common Stock
  (The ARCH International Equity
  Portfolio).............................................................................                   4
Class H - Special Series 3 Common Stock
  (The ARCH International Equity
  Portfolio).............................................................................                 121
Class I Common Stock (The ARCH
  Short-Intermediate Municipal
  Portfolio).............................................................................                   3
Class I - Special Series 1 Common Stock
  (The ARCH Short-Intermediate
   Municipal Portfolio)..................................................................                   3
Class J Common Stock (The ARCH Tax-Exempt
   Money Market Portfolio)...............................................................                  15
Class J - Special Series 1
  Common Stock (The ARCH Tax-Exempt Money
  Market Portfolio)......................................................................                  25
Class K Common Stock (The ARCH Missouri
   Tax-Exempt Bond Portfolio)............................................................                 527
Class K - Special Series 1

                                                                                                      Number of
              Title of Class                                                                        Record Holders
              --------------                                                                        --------------



  Common Stock (The ARCH Missouri
  Tax-Exempt Bond Portfolio).............................................................                    4
Class K - Special Series 2
  Common Stock (The ARCH Missouri
  Tax-Exempt Bond Portfolio).............................................................                   41
Class L Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio).............................................................                    0
Class L - Special Series 1
  Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio).............................................................                    0
Class L - Special Series 2
  Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio).............................................................                    0
Class M - Common Stock (The ARCH Equity
  Income Portfolio)......................................................................                    0
Class M - Special Series 1
  Common Stock (The ARCH Equity Income Portfolio)........................................                    0
Class M - Special Series 2
  Common Stock (The ARCH Equity Income Portfolio)........................................                    0
Class M - Special Series 3
  Common Stock (The ARCH Equity Income Portfolio)........................................                    0
Class N - Common Stock (The ARCH National
  Municipal Bond Portfolio)..............................................................                    0
Class N - Special Series 1
  Common Stock (The ARCH National
  Municipal Bond Portfolio)..............................................................                    0
Class N - Special Series 2
  Common Stock (The ARCH National
  Municipal Bond Portfolio)..............................................................                    0
Class O - Common Stock (The ARCH Short-Intermediate
  Corporate Bond Portfolio)..............................................................                    0
Class O - Special Series 1
  Common Stock (The ARCH Short-Intermediate
  Corporate Bond Portfolio)..............................................................                    0
Class O - Special Series 2
  Common Stock (The ARCH Short Intermediate
  Corporate Bond Portfolio)..............................................................                    0


Item 27.   Indemnification

         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Sections
1.11 and 1.12 of the Distribution Agreement, incorporated herein by reference as Exhibit (6)(a), and Sections 24 and 18, respectively, of the Custody Agreement, incorporated herein by reference as Exhibit (8)(a) and the Transfer Agency Agreement incorporated herein by reference as Exhibit (9)(c). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser


         A. Mercantile Bank of St. Louis National Association ("Mercantile") is a full-service national bank located in St. Louis, Missouri. Mississippi Valley Advisors Inc. is a wholly- owned subsidiary of Mercantile and is responsible for providing advisory services to The ARCH Money Market, Treasury Money Market, Tax-Exempt Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios of the Registrant.


         B. The information required by this Item 28 with respect to each Director and Officer of Mercantile and Mississippi Valley Advisors Inc. is incorporated by reference to Form ADV and Schedules A and D filed by Mississippi Valley Advisors Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-28897).

         C. Clay Finlay, Inc. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-investment advisory services to the Registrant's International Equity Portfolio.

         D. The information required by this Item 28 with respect to each Director and Officer of Clay Finlay, Inc. is included in Form ADV and Schedules A and D filed by Clay Finlay, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-17316).

Item 29.  Principal Underwriter


         A. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (formerly The Winsbury Company Limited Partnership) acts as distributor and its affiliate, BISYS FUND Services Ohio, Inc., acts as administrator for the Registrant. BISYS Fund Services also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, Fountain Square Funds, HSBC Family of Funds, The Highmark Group, The Infinity Mutual Funds, Inc., The Kent Funds, MarketWatch Funds, MMA Praxis Mutual Funds, M.S.D. & T. Funds, Inc., Pacific Capital Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, Qualivest Funds, The Republic Funds, The Riverfront Funds, Inc., SBSF Funds, Inc. d/b/a Key Mutual Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios, each of which is a management investment company.


         B. To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:


                                                Positions and
       Name and Principal                          Offices                                 Positions and Offices
       Business Address                           with  BISYS                                 With Registrant
                                                 Fund Services

BISYS Fund Services, Inc.                    Sole General Partner                                   None
3435 Stelzer Road
Columbus, Ohio 43219-3035

WC Subsidiary                                Sole Limited Partner
Corporation                                                                                         None
3435 Stelzer Road
Columbus, Ohio 43219-3035



          C.     None.

Item 30.  Location of Accounts and Records

(1) Mercantile Bank of St. Louis National Association, One Mercantile Center, 8th and Locust Streets, St. Louis, MO 63101 (records relating to its functions as custodian).

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as distributor).


(3) Mississippi Valley Advisors Inc., 7th and Washington Streets, 21st Floor, St. Louis, MO 63101 (records relating to its functions as investment adviser for The ARCH Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity and Short-Intermediate Municipal, Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond, Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios).


(4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as administrator).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as transfer agent and dividend disbursing agent).

(6) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, PA 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(7) Clay Finlay, Inc. 200 Park Avenue, 56th Floor, New York, New York 10166 (records relating to its function as sub- investment advisor to the International Equity Portfolio).

(8) Bankers Trust Company, 16 Wall Street, New York, New York 10005 (records relating to its function as sub-custodian for the International Equity Portfolio).

Item 31.  Management Services

         Inapplicable.

Item 32.  Undertakings

         (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) Registrant hereby undertakes to file a post-effective amendment with respect to the ARCH Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios, using financial statements that need not be certified, within four to six months from the effective date of the Registration Statement pertaining to such Portfolios.

         (c) Registrant hereby undertakes to file a post-effective amendment with respect to the ARCH Equity Index and Bond Index Portfolios, using financial statements that need not be certified, within four to six months from the effective date of the Registration Statement pertaining to such Portfolios.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 36 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis and the State of Missouri, on the 30th day of September, 1996.


                                                     THE ARCH FUND, INC.
                                                     (Registrant)

                                                     /s/ Jerry V. Woodham
                                                     --------------------
                                                     Jerry V. Woodham
                                                     President


         Pursuant to the requirements of the Securities Act of 1933, this Registrant's Post-Effective Amendment No. 36 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


    SIGNATURE                  TITLE                       DATE
    ---------                  -----                       ----


/s/ Jerry V. Woodham       Chairman of the              September 30, 1996
--------------------
Jerry V. Woodham           Board and President

/s/* James C. Jacobsen     Director                     September 30, 1996
----------------------
James C. Jacobsen

/s/* Joseph J. Hunt        Director                     September 30, 1996
-------------------
Joseph J. Hunt

/s/* Donald E. Kiernan     Director                     September 30, 1996
----------------------
Donald E. Kiernan

/s/* Robert M. Cox, Jr.    Director                     September 30, 1996
-----------------------
Robert M. Cox, Jr.

/s/* Lyle L. Meyer         Director                     September 30, 1996
------------------
Lyle L. Meyer

/s/* Ronald D. Winney      Director & Treasurer         September 30, 1996
---------------------
Ronald D. Winney




*By: /s/ Jerry V. Woodham
     ----------------------
     Jerry V. Woodham
     Attorney-in-fact

                               THE ARCH FUND, INC.


                                Power of Attorney

         Jerry V. Woodham, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III his true and lawful attorney and agent, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                     /s/ Jerry V. Woodham
                                                     --------------------
                                                     Jerry V. Woodham


Date: March 31, 1992

                               THE ARCH FUND, INC.


                                Power of Attorney

                  Joseph J. Hunt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Joseph J. Hunt
                                                     ------------------
                                                     Joseph J. Hunt


Date:  October 25, 1994

                               THE ARCH FUND, INC.


                                Power of Attorney

                  James C. Jacobsen, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ James C. Jacobsen
                                                     ---------------------
                                                     James C. Jacobsen


Date:  October 25, 1994

                               THE ARCH FUND, INC.


                                Power of Attorney

                  Donald E. Kiernan, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Donald E. Kiernan
                                                     ---------------------
                                                     Donald E. Kiernan


Date:  March 31, 1992

                               THE ARCH FUND, INC.


                                Power of Attorney

                  Robert M. Cox, Jr., whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Robert M. Cox, Jr.
                                                     ----------------------
                                                     Robert M. Cox, Jr.


Date:  March 31, 1992

                               THE ARCH FUND, INC.


                                Power of Attorney

                  Lyle L. Meyer, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Lyle L. Meyer
                                                     -----------------
                                                     Lyle L. Meyer


Date:  March 31, 1992

                               THE ARCH FUND, INC.


                                Power of Attorney

                  Ronald D. Winney, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Ronald D. Winney
                                                     --------------------
                                                     Ronald D. Winney


Date:  December 1, 1994

                                  EXHIBIT INDEX


Exhibit No.            Description                             Page No.
-----------            -----------                             --------

(1)(r)          Articles Supplementary to
                Registrant's Articles of
                Incorporation dated August 30, 1996.

(1)(s)          Form of Articles Supplementary to
                Registrant's Articles of
                Incorporation.

(5)(i)          Form of Addendum No. 8 to Amended
                and Restated Advisory Agreement
                between Registrant and Mississippi
                Valley Advisors Inc. with respect
                to the Equity Index and Bond Index
                Portfolios.

(5)(j)          Sub-Advisory Agreement between
                Mississippi Valley Advisors Inc.
                and Clay Finlay Inc. dated
                August 29, 1996.

(6)(g)          Form of Addendum No. 6 to
                Distribution Agreement between the
                Registrant and BISYS Fund Services
                with respect to the Equity Index and
                Bond Index Portfolios.

(8)(f)          Form of Custody Fee Agreement
                between Registrant and Mercantile
                Bank of St. Louis National
                Association.

(9)(g)          Form of Addendum No. 6 to
                Administration Agreement between
                Registrant and BISYS Fund Services
                Ohio, Inc. with respect to the
                Equity Index and Bond Index
                Portfolios.

(9)(n)          Form of Addendum No. 6 to Transfer
                Agency Agreement between
                Registrant and BISYS Fund Services
                Ohio, Inc. with respect to the
                Equity Index and Bond Index
                Portfolios.

(9)(q)(1)       Distribution and Services Plan
                (Investor A Shares) under Rule
                12b-1 and Form of Agreement.

(9)(q)(3)       Administrative Services Plan
                (Trust Shares) and Form of
                Agreement.

(9)(q)(4)       Administrative Services Plan
                (Institutional Shares) and Form of
                Agreement.

Exhibit No.            Description                             Page No.
-----------            -----------                             --------
(11)(a)         Consent of Drinker Biddle & Reath.

(11)(b)         Consent of KPMG Peat Marwick LLP.

(13)(g)         Form of Purchase Agreements
                between Registrant and BISYS Fund
                Services Ohio, Inc.

(18)            Amended and Restated Plan Pursuant
                to Rule 18f-3 for Operation of a
                Multi-Class System.



                                       -2-